UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

                                                           Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

                                         Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

                                         Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 98.1%

	Automobiles & Components — 1.0%
26,650	BorgWarner, Inc.	$ 1,361,549
1	Delphi Technologies PLC(a)	35
9,779	Lear Corp	1,727,558

		3,089,142

	Banks — 11.9%
292,250	Bank of America Corp	8,627,220
36,750	BankUnited, Inc	1,496,460
135,350	JPMorgan Chase & Co.	14,474,329
77,200	People’s United Financial, Inc	1,443,640
45,550	PNC Financial Services Group, Inc. (The)	6,572,409
65,150	SunTrust Banks, Inc.	4,208,039
70,850	TCF Financial Corp	1,452,425

		38,274,522

	Capital Goods — 7.5%
32,950	Allison Transmission Holdings, Inc.	1,419,157
16,200	Boeing Co. (The)	4,777,542
33,850	Caterpillar, Inc	5,334,083
29,800	Cummins, Inc.	5,263,872
27,300	Eaton Corp. PLC	2,156,973
18,000	Owens Corning	1,654,920
17,150	Spirit AeroSystems Holdings, Inc., Class A	1,496,338
10,850	United Rentals, Inc.(a)	1,865,224

		23,968,109

	Commercial & Professional Services — 0.4%
11,350	ManpowerGroup, Inc	1,431,349

	Consumer Durables & Apparel — 2.1%
29,100	Michael Kors Holdings, Ltd.(a)	1,831,845
51,350	PulteGroup, Inc.	1,707,387
10,700	PVH Corp.	1,468,147
4,200	Ralph Lauren Corp.	435,498
29,500	Toll Brothers, Inc.	1,416,590

		6,859,467

	Consumer Services — 1.7%
14,150	Las Vegas Sands Corp.	983,283
38,200	Royal Caribbean Cruises, Ltd.	4,556,496

		5,539,779

	Diversified Financials — 8.8%
28,700	Ameriprise Financial, Inc.	4,863,789
43,200	Artisan Partners Asset Management, Inc., Class A	1,706,400
107,300	BGC Partners, Inc., Class A	1,621,303
31,400	Federated Investors, Inc., Class B	1,132,912
39,350	Invesco, Ltd.	1,437,849
124,200	Morgan Stanley	6,516,774
56,950	State Street Corp.	5,558,890
50,950	T Rowe Price Group, Inc	5,346,183

		28,184,100

	Energy — 9.8%
13,350	Andeavor	1,526,439
78,300	Exxon Mobil Corp.	6,549,012
36,500	HollyFrontier Corp.	1,869,530
86,600	Kosmos Energy, Ltd.(a)	593,210
86,350	Marathon Petroleum Corp.	5,697,373
50,900	PBF Energy, Inc., Class A	1,804,405
56,900	Phillips 66	5,755,435

Shares	Fair Value

COMMON STOCKS — (continued)

	Energy — (continued)
65,500	RPC, Inc.	$ 1,672,215
65,675	Valero Energy Corp	6,036,189

		31,503,808

	Food & Staples Retailing — 2.6%
83,000	Wal-Mart Stores, Inc.	8,196,250

	Food, Beverage & Tobacco — 2.9%
10,300	Ingredion, Inc.	1,439,940
7,050	JM Smucker Co. (The)	875,892
49,550	Pilgrim’s Pride Corp.(a)	1,539,023
66,050	Tyson Foods, Inc., Class A	5,354,674

		9,209,529

	Health Care Equipment & Services — 6.1%
27,950	Anthem, Inc.	6,289,029
24,250	Cigna Corp.	4,924,933
23,050	McKesson Corp.	3,594,647
21,850	UnitedHealth Group, Inc.	4,817,051

		19,625,660

	Household & Personal Products — 1.4%
31,650	Energizer Holdings, Inc	1,518,567
7,300	Estee Lauder Cos., Inc. (The), Class A	928,852
16,000	Herbalife, Ltd.(a)	1,083,520
12,900	Nu Skin Enterprises, Inc., Class A	880,167

		4,411,106

	Insurance — 5.0%
60,300	Aflac, Inc.	5,293,134
27,800	First American Financial Corp.	1,557,912
19,350	Lincoln National Corp.	1,487,435
24,850	Principal Financial Group, Inc.	1,753,416
53,000	Prudential Financial, Inc.	6,093,940

		16,185,837

	Materials — 4.0%
1,450	AdvanSix, Inc.(a)	61,001
23,500	Berry Global Group, Inc.(a)	1,378,745
27,250	Chemours Co. (The)	1,364,135
46,100	Huntsman Corp.	1,534,669
49,400	LyondellBasell Industries NV, Class A	5,449,808
16,550	Olin Corp.	588,849
54,500	Owens-Illinois, Inc.(a)	1,208,265
12,100	Westlake Chemical Corp.	1,289,013

		12,874,485

	Media — 1.3%
23,650	AMC Networks, Inc., Class A(a)	1,278,992
81,200	Twenty-First Century Fox, Inc., Class B	2,770,544

		4,049,536

	Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
50,600	AbbVie, Inc.	4,893,526
36,950	Amgen, Inc.	6,425,605
14,250	Biogen, Inc.(a)	4,539,623
65,800	Gilead Sciences, Inc.	4,713,912
11,350	Johnson & Johnson	1,585,822
29,050	Thermo Fisher Scientific, Inc.	5,516,014

		27,674,502

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Real Estate — 3.2%
47,550	CubeSmart, REIT	$ 1,375,146
37,350	Gaming and Leisure Properties, Inc., REIT	1,381,950
71,500	Host Hotels & Resorts, Inc., REIT	1,419,275
32,500	Liberty Property Trust, REIT	1,397,825
104,350	Medical Properties Trust, Inc., REIT	1,437,943
48,450	Park Hotels & Resorts, Inc., REIT	1,392,937
79,900	Spirit Realty Capital, Inc., REIT	685,542
19,450	WP Carey, Inc., REIT	1,340,105

		10,430,723

	Retailing — 2.6%
26,600	Best Buy Co., Inc.	1,821,302
2,650	Liberty Ventures(a)	143,736
22,200	Michaels Cos., Inc. (The)(a)	537,018
90,350	Target Corp.	5,895,338

		8,397,394

	Semiconductors & Semiconductor Equipment — 3.8%
82,050	Applied Materials, Inc	4,194,396
14,900	Broadcom, Ltd	3,827,810
4,400	Lam Research Corp	809,908
80,200	Micron Technology, Inc.(a)	3,297,824

		12,129,938

	Software & Services — 2.0%
97,000	Oracle Corp.	4,586,160
14,950	VMware, Inc., Class A(a)	1,873,534

		6,459,694

	Technology Hardware & Equipment — 4.0%
25,250	Apple, Inc.	4,273,057
256,150	HP, Inc.	5,381,711
40,600	Western Digital Corp.	3,228,918

		12,883,686

Shares	Fair Value

COMMON STOCKS — (continued)

	Telecommunication Services — 2.0%
164,450	AT&T, Inc.	$ 6,393,816

	Transportation — 0.4%
10,150	Copa Holdings SA, Class A	1,360,709

	Utilities — 5.0%
29,050	AES Corp.	314,611
133,950	Exelon Corp.	5,278,969
130,700	PPL Corp.	4,045,165
96,650	Public Service Enterprise Group, Inc.	4,977,475
27,900	Southern Co. (The)	1,341,711

		15,957,931

	Total Common Stocks (Cost $255,259,964)	315,091,072

Shares
MONEY MARKET FUND — 1.7%

5,470,074	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	5,470,074

	Total Money Market Fund (Cost $5,470,074)	5,470,074

Total Investments — 99.8% (Cost $260,730,038)		320,561,146
Net Other Assets (Liabilities) — 0.2%		598,817

NET ASSETS — 100.0%.		$321,159,963

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.6%

	Automobiles & Components — 3.6%
1,333,450	Gentex Corp.	$ 27,935,777

	Capital Goods — 8.0%
343,275	Allison Transmission Holdings, Inc.	14,784,854
220,575	Jacobs Engineering Group, Inc.	14,549,127
536,500	Sensata Technologies Holding NV(a)	27,420,515
107,875	Trinity Industries, Inc.	4,040,998

		60,795,494

	Commercial & Professional Services — 1.4%
1,405,200	Civeo Corp.(a)	3,836,196
96,237	Stericycle, Inc.(a)	6,543,154

		10,379,350

	Consumer Services — 1.7%
957,830	SeaWorld Entertainment, Inc.(a)	12,997,753

	Diversified Financials — 19.3%
165,440	Affiliated Managers Group, Inc.	33,956,560
885,980	Annaly Capital Management, Inc., REIT	10,534,302
713,600	E*TRADE Financial Corp.(a)	35,373,152
1,231,575	Leucadia National Corp.	32,624,422
388,575	Synchrony Financial	15,002,881
191,375	T. Rowe Price Group, Inc.	20,080,979

		147,572,296

	Energy — 2.0%
605,375	Noble Corp. PLC(a)	2,736,295
2,231,300	Southwestern Energy Co.(a)	12,450,654

		15,186,949

	Health Care Equipment & Services — 12.3%
285,200	HCA Healthcare, Inc.(a)	25,051,968
152,250	Laboratory Corp. of America Holdings(a)	24,285,397
116,235	McKesson Corp.	18,126,848
216,925	Zimmer Biomet Holdings, Inc.	26,176,340

		93,640,553

	Insurance — 8.2%
187,345	Assured Guaranty, Ltd	6,345,375
84,050	Enstar Group, Ltd.(a)	16,873,038
223,455	Lincoln National Corp	17,176,986
19,375	Markel Corp.(a)	22,070,644

		62,466,043

	Materials — 5.4%
933,500	Axalta Coating Systems, Ltd.(a)	30,208,060
535,660	Rayonier Advanced Materials, Inc	10,954,247

		41,162,307

	Media — 8.4%
358,825	CBS Corp., Class B	21,170,675

Shares	Fair Value

COMMON STOCKS — (continued)

	Media — (continued)
1,416,725	News Corp., Class B	$ 23,517,635
271,375	Omnicom Group, Inc	19,764,241

		64,452,551

	Real Estate — 6.1%
710,150	CBRE Group, Inc., Class A(a)	30,756,597
601,200	Realogy Holdings Corp.	15,931,800

		46,688,397

	Retailing — 3.7%
1,319,100	Ascena Retail Group, Inc.(a)	3,099,885
691,300	Chico’s FAS, Inc.	6,097,266
206,350	Dollar General Corp.	19,192,613

		28,389,764

	Software & Services — 11.3%
939,660	DHI Group, Inc.(a)	1,785,354
247,200	DST Systems, Inc.	15,343,704
602,650	eBay, Inc.(a)	22,744,011
218,950	Fidelity National Information Services, Inc.	20,601,005
59,600	MicroStrategy, Inc., Class A(a)	7,825,480
957,855	Western Union Co. (The)	18,208,824

		86,508,378

	Technology Hardware & Equipment — 6.2%
757,950	Knowles Corp.(a)	11,111,547
1,073,555	NCR Corp.(a)	36,490,134

		47,601,681

	Total Common Stocks (Cost $588,013,095)	745,777,293

MONEY MARKET FUND — 2.3%
17,283,294	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	17,283,294

	Total Money Market Fund (Cost $17,283,294)	17,283,294

Total Investments — 99.9% (Cost $605,296,389)		763,060,587
Net Other Assets (Liabilities) — 0.1%		653,717

NET ASSETS — 100.0%		$763,714,304

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.9%

	Automobiles & Components — 1.4%
9,584	Cooper-Standard Holding, Inc.(a)	$ 1,174,040
6,678	Lear Corp	1,179,735
30,112	Tower International, Inc.	919,922

		3,273,697

	Banks — 24.0%
31,192	Associated Banc-Corp.	792,277
19,763	BankUnited, Inc.	804,749
29,746	Berkshire Hills Bancorp, Inc.	1,088,704
3,541	BofI Holding, Inc.(a)	105,876
24,312	Camden National Corp.	1,024,264
22,621	Carolina Financial Corp.	840,370
35,333	Cathay General Bancorp	1,489,993
19,037	Community Trust Bancorp, Inc.	896,643
35,967	Customers Bancorp, Inc.(a)	934,782
31,833	Enterprise Financial Services Corp.	1,437,260
27,003	Essent Group, Ltd.(a)	1,172,470
21,910	FCB Financial Holdings, Inc., Class A(a)	1,113,028
21,294	Federal Agricultural Mortgage Corp., Class C	1,666,043
43,958	Fidelity Southern Corp.	958,284
27,416	Financial Institutions, Inc.	852,638
77,080	First Commonwealth Financial Corp.	1,103,786
17,975	First Defiance Financial Corp.	934,161
42,169	First Financial Bancorp.	1,111,153
36,980	Flagstar Bancorp, Inc.(a)	1,383,792
71,755	Fulton Financial Corp.	1,284,415
32,789	Hanmi Financial Corp.	995,146
19,699	Heartland Financial USA, Inc.	1,056,851
33,807	HomeStreet, Inc.(a)	978,713
58,271	Hope Bancorp, Inc.	1,063,446
38,652	Independent Bank Corp.	863,872
49,240	Lakeland Bancorp, Inc.	947,870
162,864	MGIC Investment Corp.(a)	2,298,011
44,605	Nationstar Mortgage Holdings, Inc.(a)	825,193
36,855	OceanFirst Financial Corp.	967,444
74,147	Old National Bancorp	1,293,865
27,877	Peapack Gladstone Financial Corp.	976,252
27,206	PennyMac Financial Services, Inc., Class A(a)	608,054
20,063	Popular, Inc.	712,036
43,382	Provident Financial Services, Inc.	1,170,012
20,864	QCR Holdings, Inc.	894,022
91,304	Radian Group, Inc.	1,881,775
28,210	S&T Bancorp, Inc.	1,123,040
23,999	Sandy Spring Bancorp, Inc.	936,441
16,824	Synovus Financial Corp.	806,543
41,904	TCF Financial Corp.	859,032
24,329	TriCo Bancshares	921,096
106,945	TrustCo Bank Corp.	983,894
89,649	Umpqua Holdings Corp.	1,864,699
55,767	United Financial Bancorp, Inc.	983,730
119,371	Valley National Bancorp.	1,339,343
32,275	Walker & Dunlop, Inc.(a)	1,533,063
45,888	Washington Federal, Inc.	1,571,664
22,162	Wintrust Financial Corp.	1,825,484
22,417	Zions Bancorporation	1,139,456

		54,414,735

	Capital Goods — 6.8%
19,062	Allison Transmission Holdings, Inc.	821,000
41,318	Briggs & Stratton Corp.	1,048,238
45,703	FreightCar America, Inc.	780,607

Shares	Fair Value

COMMON STOCKS — (continued)

	Capital Goods — (continued)
23,701	Greenbrier Cos., Inc. (The)	$ 1,263,263
70,370	KBR, Inc.	1,395,437
13,015	Owens Corning	1,196,599
34,253	Rush Enterprises, Inc., Class A(a)	1,740,395
12,065	Spirit AeroSystems Holdings, Inc., Class A	1,052,671
20,318	Terex Corp.	979,734
27,957	Trinity Industries, Inc.	1,047,269
36,138	Triton International Ltd.	1,353,368
7,657	United Rentals, Inc.(a)	1,316,315
61,484	Wabash National Corp.	1,334,203

		15,329,099

	Commercial & Professional Services — 2.1%
75,352	ACCO Brands Corp.(a)	919,294
12,222	Barrett Business Services, Inc.	788,197
21,337	CRA International, Inc.	959,098
41,222	Heritage-Crystal Clean, Inc.(a)	896,579
3,452	McGrath RentCorp.	162,175
37,266	TrueBlue, Inc.(a)	1,024,815

		4,750,158

	Consumer Durables & Apparel — 2.6%
62,448	Beazer Homes USA, Inc.(a)	1,199,626
17,867	Deckers Outdoor Corp.(a)	1,433,827
46,896	KB Home	1,498,327
12,911	Michael Kors Holdings, Ltd.(a)	812,747
18,058	Toll Brothers, Inc.	867,145

		5,811,672

	Consumer Services — 2.8%
35,601	Adtalem Global Education, Inc.(a)	1,497,022
42,950	Extended Stay America, Inc.	816,050
48,130	K12, Inc.(a)	765,267
50,200	Penn National Gaming, Inc.(a)	1,572,766
52,381	Pinnacle Entertainment, Inc.(a)	1,714,430

		6,365,535

	Diversified Financials — 5.9%
47,325	AG Mortgage Investment Trust, Inc., REIT	899,648
39,494	ARMOUR Residential REIT, Inc., REIT	1,015,786
45,236	Chimera Investment Corp., REIT	835,961
35,822	Dynex Capital, Inc., REIT	251,112
41,204	Great Ajax Corp., REIT	569,439
72,620	Invesco Mortgage Capital, Inc., REIT	1,294,815
102,913	MFA Financial, Inc., REIT	815,071
60,800	MTGE Investment Corp., REIT	1,124,800
20,958	Nelnet, Inc., Class A	1,148,079
90,379	New Residential Investment Corp., REIT	1,615,976
42,842	Santander Consumer USA Holdings, Inc.	797,718
50,325	Sutherland Asset Management Corp., REIT	762,424
19,686	Voya Financial, Inc.	973,866
15,404	World Acceptance Corp.(a)	1,243,411

		13,348,106

	Energy — 5.0%
13,987	Arch Coal, Inc., Class A	1,303,029
6,404	CONSOL Energy, Inc.(a)	253,022
39,550	CVREnergy, Inc.	1,472,842
34,987	Exterran Corp.(a)	1,099,991
22,012	HollyFrontier Corp.	1,127,455
27,573	Murphy Oil Corp.	856,142
43,430	Par Pacific Holdings,Inc.(a)	837,330

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Energy — (continued)
89,378	Rowan Cos. PLC, Class A(a)	$ 1,399,659
67,895	Ship Finance International, Ltd.	1,052,373
88,780	Transocean, Ltd.(a)	948,170
49,057	Unit Corp.(a)	1,079,254

		11,429,267

	Food & Staples Retailing — 0.6%
28,840	United Natural Foods, Inc.(a)	1,420,947

	Food, Beverage & Tobacco — 1.3%
2,829	Boston Beer Co. Inc., Class A(a)	540,622
31,111	Pilgrim’s Pride Corp.(a)	966,308
10,740	Sanderson Farms, Inc.	1,490,497

		2,997,427

	Health Care Equipment & Services — 3.3%
96,203	Allscripts Healthcare Solutions, Inc.(a)	1,399,754
37,524	AngioDynamics, Inc.(a)	624,024
26,972	Community Health Systems, Inc.(a)	114,901
15,317	HealthSouth Corp.	756,813
20,896	Molina Healthcare, Inc.(a)	1,602,305
80,117	RadNet, Inc.(a)	809,182
33,597	Triple-S Management Corp., Class B(a)	834,885
6,997	WellCare Health Plans, Inc.(a)	1,407,167

		7,549,031

	Insurance — 4.4%
58,428	American Equity Investment Life Holding Co.	1,795,492
22,618	Assured Guaranty, Ltd.	766,072
73,847	CNO Financial Group, Inc.	1,823,282
33,130	Employers Holdings, Inc.	1,470,972
49,749	Heritage Insurance Holdings, Inc.	896,477
7,202	Reinsurance Group of America, Inc.	1,123,008
34,165	Selective Insurance Group, Inc.	2,005,485

		9,880,788

	Materials — 6.0%
22,001	AdvanSix, Inc.(a)	925,582
11,104	Berry Global Group, Inc.(a)	651,472
27,183	Boise Cascade Co.	1,084,602
19,745	Domtar Corp.	977,772
24,879	Huntsman Corp.	828,222
11,119	Kaiser Aluminum Corp.	1,188,065
30,623	Kronos Worldwide, Inc.	789,155
35,703	Louisiana-Pacific Corp.(a)	937,561
24,138	Olin Corp.	858,830
32,938	Schnitzer Steel Industries, Inc.	1,103,423
23,300	Schweitzer-Mauduit International, Inc.	1,056,888
113,736	SunCoke Energy, Inc.(a)	1,363,695
88,668	Tronox, Ltd., Class A	1,818,581

		13,583,848

	Media — 0.9%
58,073	Gray Television, Inc.(a)	972,723
58,795	New Media Investment Group, Inc.	986,580

		1,959,303

	Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
37,454	CytomX Therapeutics, Inc.(a)	790,654
91,386	Horizon Pharma PLC(a)	1,334,236
58,760	Innoviva, Inc.(a)	833,804

Shares	Fair Value

COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
33,626	Lannett Co., Inc.(a)	$ 780,123
342,847	PDL BioPharma, Inc.(a)	939,401

		4,678,218

	Real Estate — 6.3%
40,160	Apple Hospitality REIT, Inc., REIT	787,538
14,807	CareTrust REIT, Inc., REIT	248,165
43,681	Chatham Lodging Trust, REIT	994,180
18,446	Cousins Properties, Inc., REIT	170,625
52,901	DiamondRock Hospitality Co., REIT	597,252
35,481	Getty Realty Corp., REIT	963,664
64,491	Government Properties Income Trust, REIT	1,195,663
43,021	Independence Realty Trust, Inc., REIT	434,082
41,886	Jernigan Capital, Inc., REIT	796,253
33,213	Kimco Realty Corp., REIT	602,816
16,898	Liberty Property Trust, REIT	726,783
57,813	Medical Properties Trust, Inc., REIT	796,663
28,014	Monmouth Real Estate Investment Corp., REIT	498,649
14,923	National Health Investors, Inc., REIT	1,124,896
8,417	National Retail Properties, Inc., REIT	363,025
32,612	Rexford Industrial Realty, Inc., REIT	950,966
70,983	RLJ Lodging Trust, REIT	1,559,496
84,119	Spirit Realty Capital, Inc., REIT	721,741
35,508	Tier REIT, Inc., REIT	724,008

		14,256,465

	Retailing — 4.3%
66,579	Abercrombie & Fitch Co.	1,160,472
15,539	Big Lots, Inc.	872,515
42,238	Buckle, Inc. (The)	1,003,153
7,148	Children’s Place, Inc. (The)	1,038,962
33,147	Citi Trends, Inc.	877,070
45,125	Conn’s, Inc.(a)	1,604,194
17,337	Dillard’s, Inc., Class A	1,041,087
13,741	RH(a)	1,184,612
24,675	Sleep Number Corp.(a)	927,533

		9,709,598

	Semiconductors & Semiconductor Equipment — 3.3%
122,227	Amkor Technology, Inc.(a)	1,228,381
35,164	Diodes, Inc.(a)	1,008,152
20,536	First Solar, Inc.(a)	1,386,591
48,276	ON Semiconductor Corp.(a)	1,010,899
30,644	Rudolph Technologies, Inc.(a)	732,392
104,163	SunPower Corp.(a)	878,094
28,407	Teradyne, Inc.	1,189,401

		7,433,910

	Technology Hardware & Equipment — 5.6%
55,506	AVX Corp.	960,254
37,789	Benchmark Electronics, Inc.(a)	1,099,660
43,214	Comtech Telecommunications Corp.	955,894
33,916	Jabil, Inc.	890,295
13,779	Plexus Corp.(a)	836,661
12,032	Rogers Corp.(a)	1,948,221
46,968	Sanmina Corp.(a)	1,549,944
15,436	Tech Data Corp.(a)	1,512,265
78,917	TTM Technologies, Inc.(a)	1,236,629

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
81,424	Vishay Intertechnology, Inc.	$ 1,689,548

		12,679,371

	Telecommunication Services — 0.5%
100,420	Iridium Communications, Inc.(a)	1,184,956

	Transportation — 2.8%
25,091	ArcBest Corp.	897,003
17,121	Atlas Air Worldwide Holdings, Inc.(a)	1,004,147
8,305	Copa Holdings SA, Class A	1,113,368
150,580	Costamare, Inc.	868,847
45,989	SkyWest, Inc.	2,442,016

		6,325,381

	Utilities — 5.9%
73,615	AES Corp.	797,250
22,780	El Paso Electric Co.	1,260,873
19,621	IDACORP, Inc.	1,792,575
12,745	National Fuel Gas Co.	699,828
15,915	NorthWestern Corp.	950,125
52,874	NRG Yield, Inc., Class A	996,675
55,866	NRG Yield, Inc., Class C	1,055,867
22,247	OGE Energy Corp.	732,149
12,868	Pinnacle West Capital Corp.	1,096,096
2,143	PNM Resources, Inc.	86,684
34,783	Portland General Electric Co.	1,585,409
18,442	SCANA Corp.	733,623
19,756	Spire, Inc.	1,484,663

		13,271,817

	Total Common Stocks (Cost $175,417,612)	221,653,329

EXCHANGE TRADED FUND — 0.5%

8,000	iShares Russell 2000 Value ETF	1,006,000

	Total Exchange Traded Fund (Cost $995,190)	1,006,000

Shares		Fair Value
MONEY MARKET FUND — 1.5%

3,454,678	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	$ 3,454,678

	Total Money Market Fund (Cost $3,454,678)	3,454,678

Total Investments — 99.9% (Cost $179,867,480)		226,114,007
Net Other Assets (Liabilities) — 0.1%		303,837

NET ASSETS — 100.0%		$226,417,844

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
December 31, 2017(Unaudited)

Shares	Fair Value

COMMON STOCKS — 96.9%

	Automobiles & Components — 6.6%
518,500	APTIV PLC(a)	$ 43,984,355
172,833	Delphi Technologies PLC(b)	9,068,565
1,925,000	Ford Motor Co.	24,043,250

		77,096,170

	Commercial & Professional Services — 7.5%
976,000	Nielsen Holdings PLC	35,526,400
549,500	Verisk Analytics, Inc.(b)	52,752,000

		88,278,400

	Consumer Durables & Apparel — 4.2%
499,000	Lennar Corp., Class A	31,556,760
575,000	Newell Brands, Inc.	17,767,500

		49,324,260

	Consumer Services — 3.6%
797,400	Norwegian Cruise Line Holdings, Ltd.(b)	42,461,550

	Diversified Financials — 3.6%
424,000	Capital One Financial Corp.	42,221,920

	Health Care Equipment & Services — 14.0%
397,000	Cerner Corp.(b)	26,753,830
360,830	Danaher Corp.	33,492,241
620,000	HCA Healthcare, Inc.(b)	54,460,800
270,000	MEDNAX, Inc.(b)	14,428,800
158,500	UnitedHealth Group, Inc.	34,942,910

		164,078,581

	Materials — 3.6%
310,300	Ecolab, Inc.	41,636,054

	Media — 13.7%
660,000	CBS Corp., Class B	38,940,000
1,371,000	Comcast Corp., Class A	54,908,550
1,568,000	Discovery Communications, Inc., Class C(b)	33,194,560
785,000	Live Nation Entertainment, Inc.(b)	33,417,450

		160,460,560

	Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
549,000	Bristol-Myers Squibb Co.	33,642,720
606,000	Gilead Sciences, Inc.	43,413,840
274,400	Shire PLC, ADR	42,564,928

		119,621,488

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — 5.4%
655,000	CBRE Group, Inc., Class A(b)	$ 28,368,050
505,400	Ryman Hospitality Properties, Inc., REIT	34,882,708

		63,250,758

	Software & Services — 19.8%
454,379	Activision Blizzard, Inc.	28,771,278
740,000	Akamai Technologies, Inc.(b)	48,129,600
58,700	Alphabet, Inc., Class C(b)	61,423,680
237,000	Check Point Software Technologies, Ltd.(b)	24,557,940
262,000	Intuit, Inc.	41,338,360
233,200	Red Hat, Inc.(a)(b)	28,007,320

		232,228,178

	Technology Hardware & Equipment — 4.7%
1,428,000	Cisco Systems, Inc.	54,692,400

	Total Common Stocks (Cost $760,925,464)	1,135,350,319

MONEY MARKET FUND — 3.1%

36,184,037	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	36,184,037

	Total Money Market Fund (Cost $36,184,037)	36,184,037

Total Investments Before Options Written — 100.0% (Cost $797,109,501)		$1,171,534,356

Options Written — 0.0% (Premiums Received $(212,055))		(50,000)

Total Investments — 100.0% (Cost $796,897,446)		1,171,484,356
Net Other Assets (Liabilities) — 0.0%		303,619

NET ASSETS — 100.0%.		$1,171,787,975

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

As of December 31, 2017, exchange traded options written outstanding were as follows:

Description	Call/Put	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED OPTIONS WRITTEN — 0.0%
APTIV PLC	Call	1,000	$8,483,000	$110.00	01/19/18	$(5,000)

Red Hat, Inc.	Call	750	9,007,500	125.00	01/19/18	(45,000)

Total Exchange Traded Options Written						$(50,000)

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 99.3%

	Automobiles & Components — 3.1%
1,224,000	General Motors Co.(a)	$ 50,171,760

	Banks — 3.9%
1,019,300	Wells Fargo & Co.	61,840,931

	Capital Goods — 4.5%
409,000	Honeywell International, Inc.	62,724,240
51,091	Snap-on, Inc.(a)	8,905,161

		71,629,401

	Commercial & Professional Services — 3.6%
322,125	KAR Auction Services, Inc.	16,270,534
100,000	Nielsen Holdings PLC	3,640,000
680,000	Robert Half International, Inc.	37,767,200

		57,677,734

	Diversified Financials — 8.7%
1,042,000	Discover Financial Services	80,150,640
1,127,000	Invesco, Ltd.	41,180,580
248,000	Nasdaq, Inc.	19,053,840

		140,385,060

	Energy — 6.6%
1,697,040	Enbridge, Inc.	66,371,234
543,700	Occidental Petroleum Corp.	40,048,942

		106,420,176

	Food & Staples Retailing — 3.2%
715,700	CVS Health Corp.	51,888,250

	Food, Beverage & Tobacco — 3.9%
521,900	PepsiCo, Inc.	62,586,248

	Health Care Equipment & Services — 9.9%
1,317,000	Abbott Laboratories	75,161,190
192,000	Anthem, Inc.	43,201,920
511,000	Medtronic PLC	41,263,250

		159,626,360

	Media — 5.2%
659,000	Omnicom Group, Inc.	47,994,970
394,000	Time Warner, Inc	36,039,180

		84,034,150

	Pharmaceuticals, Biotechnology & Life Sciences — 14.0%
767,000	AbbVie, Inc.(a)	74,176,570
436,000	Johnson & Johnson.	60,917,920
945,000	Merck & Co., Inc.	53,175,150
1,026,400	Pfizer, Inc.	37,176,208

		225,445,848

	Real Estate — 2.4%
352,000	Crown Castle International Corp., REIT	39,075,520

	Retailing — 3.4%
590,000	Lowe’s Cos., Inc.	54,834,600

	Semiconductors & Semiconductor Equipment — 9.3%
627,600	Analog Devices, Inc.	55,875,228
1,229,927	Maxim Integrated Products, Inc.(a)	64,300,584
464,273	QUALCOMM, Inc.	29,722,757

		149,898,569

Shares		Fair Value
COMMON STOCKS — (continued)

	Software & Services — 9.3%
503,000	Accenture PLC, Class A	$77,004,270
841,000	Microsoft Corp.	71,939,140

		148,943,410

	Telecommunication Services — 4.3%
1,317,000	Verizon Communications, Inc.	69,708,810

	Transportation — 4.0%
532,000	United Parcel Service, Inc., Class B	63,387,800

	Total Common Stocks (Cost $1,085,787,953)	1,597,554,627

MONEY MARKET FUND — 0.8%

13,462,705	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	13,462,706

	Total Money Market Fund (Cost $13,462,705)	13,462,706

Total Investments Before Options Written — 100.1% (Cost $1,099,250,658)		$1,611,017,333

Options Written — 0.0% (Premiums Received $(351,311))		(449,960)

Total Investments — 100.1% (Cost $1,098,899,347)		1,610,567,373
Net Other Assets (Liabilities) — (0.1)%		(1,792,952)

NET ASSETS — 100.0%.		$1,608,774,421

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

As of December 31, 2017, exchange traded options written outstanding were as follows:

Description	Call/Put	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

EXCHANGE TRADED OPTIONS WRITTEN — 0.0%

AbbVie, Inc.	Call	590	$5,705,890	$105.00	02/16/18	$(31,860)

General Motors Co.	Call	1000	4,099,000	50.00	01/19/18	(1,000)

Maxim Integrated Products, Inc.	Call	500	2,614,000	50.00	01/19/18	(140,000)

Maxim Integrated Products, Inc.	Call	500	2,614,000	49.00	01/19/18	(170,000)

Snap-on, Inc.	Call	510	8,889,300	185.00	03/16/18	(107,100)

Total Exchange Traded Options Written						$(449,960)

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 78.5%

	Banks — 4.7%
19,000	Barclays PLC, ADR	$ 207,100
5,700	Citigroup, Inc.(a)	424,137
24,400	NMI Holdings, Inc., Class A(b)	414,800
38,400	OFG Bancorp	360,960
5,100	Popular, Inc.	180,999

		1,587,996

	Consumer Services — 0.9%
39,400	BBX Capital Corp	314,018

	Diversified Financials — 11.8%
18,000	Ally Financial, Inc.(a)	524,880
2,000	Ameriprise Financial, Inc.(a)	338,940
17,000	Ares Management LP	340,000
11,000	Blackstone Group LP (The)	352,220
14,500	Carlyle Group LP (The)(a)	332,050
26,080	Cowen, Inc.(b)	355,992
4,500	Invesco, Ltd.	164,430
20,800	KKR & Co. LP(a)	438,048
10,500	OneMain Holdings, Inc.(b)	272,895
2,600	Raymond James Financial, Inc.	232,180
30,500	SLM Corp.(a)(b)	344,650
6,000	Voya Financial, Inc.(a)	296,820

		3,993,105

	Energy — 16.4%
5,000	Anadarko Petroleum Corp.	268,200
2,400	Antero Resources Corp.(b)	45,600
9,500	Cabot Oil & Gas Corp	271,700
3,000	Canadian Natural Resources, Ltd.	107,160
6,500	Cenovus Energy, Inc.	59,345
1,000	Cheniere Energy, Inc.(b)	53,840
600	Chevron Corp.	75,114
2,700	Cimarex Energy Co.(a)	329,427
1,900	Concho Resources, Inc.(b)	285,418
1,000	ConocoPhillips	54,890
3,700	Continental Resources, Inc.(b)	195,989
6,100	Devon Energy Corp.(a)	252,540
9,112	Dorchester Minerals LP(a)	138,502
4,890	Enduro Royalty Trust	15,159
4,500	EOG Resources, Inc.(a)	485,595
3,700	Hess Corp.	175,639
5,506	Kimbell Royalty Partners L.P	89,473
500	Magellan Midstream Partners LP	35,470
3,800	MPLX LP	134,786
8,700	Newfield Exploration Co.(b)	274,311
10,700	Noble Energy, Inc.	311,798
1,300	Occidental Petroleum Corp.	95,758
1,700	Parsley Energy, Inc., Class A(b)	50,048
11,100	Permian Basin Royalty Trust	98,457
2,200	Pioneer Natural Resources Co.	380,270
4,500	QEP Resources, Inc.(b)	43,065
8,800	Range Resources Corp.	150,128
3,000	Royal Dutch Shell PLC, Class B, ADR	204,870
1,300	RSP Permian, Inc.(b)	52,884
3,400	San Juan Basin Royalty Trust	28,016
3,835	Shell Midstream Partners LP	114,360
15,000	USA Compression Partners L.P	248,100
7,900	Vermilion Energy, Inc.	286,928
3,583	Western Gas Equity Partners LP	133,144

		5,545,984

Shares	Fair Value

COMMON STOCKS — (continued)

	Health Care Equipment & Services — 8.3%
2,600	Acadia Healthcare Co., Inc.(b)	$ 84,838
2,330	Anthem, Inc.(a)	524,273
1,600	Cerner Corp.(b)	107,824
8,442	Envision Healthcare Corp.(b)	291,756
3,472	Humana, Inc.(a)	861,299
5,500	LHC Group, Inc.(a)(b)	336,875
53,008	Quorum Health Corp.(a)(b)	330,770
21,888	Surgery Partners, Inc.(b)	264,845

		2,802,480

	Insurance — 1.3%
28,900	Ambac Financial Group, Inc.(a)(b)	461,822

	Materials — 0.1%
1,371	Mesabi Trust	34,618

	Media — 1.1%
167,660	Global Eagle Entertainment, Inc.(a)(b)	383,941

	Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
750	AbbVie, Inc.(a)	72,533
1,800	Adamas Pharmaceuticals, Inc.(b)	61,002
2,250	Aimmune Therapeutics, Inc.(b)	85,095
336	Alexion Pharmaceuticals, Inc.(a)(b)	40,182
85,601	Amarin Corp. PLC, ADR(a)(b)	343,260
25,651	Amicus Therapeutics, Inc.(a)(b)	369,118
1,500	Audentes Therapeutics, Inc.(b)	46,875
400	Bio-Rad Laboratories, Inc., Class A(b)	95,468
1,837	Bluebird Bio, Inc.(b)	327,170
7,194	Collegium Pharmaceutical, Inc.(a)(b)	132,801
1,300	Global Blood Therapeutics, Inc.(b)	51,155
6,779	Immunomedics, Inc.(b)	109,549
11,420	Marinus Pharmaceuticals, Inc.(b)	93,187
53,847	Minerva Neurosciences, Inc.(a)(b)	325,774
3,850	Otonomy, Inc.(b)	21,367
6,000	Pfizer,Inc.(a)	217,320
2,400	Radius Health,Inc.(a)(b)	76,248
1,368	Sage Therapeutics, Inc.(a)(b)	225,323
3,445	Shire PLC, ADR(a)	534,388
6,000	Teva Pharmaceutical Industries, Ltd., ADR(b)	113,700
7,729	Zogenix, Inc.(b)	309,546

		3,651,061

	Real Estate — 0.9%
26,700	Colony NorthStar, Inc., Class A, REIT(a)	304,647

	Software & Services — 6.9%
52,048	AutoWeb, Inc.(a)(b)	468,952
104,709	Brightcove, Inc.(b)	743,434
35,003	LivePerson, Inc.(b)	402,535
49,361	Rosetta Stone, Inc.(b)	615,532
32,500	ServiceSource International, Inc.(b)	100,425

		2,330,878

	Technology Hardware & Equipment — 10.2%
22,305	Aerohive Networks,Inc.(a)(b)	130,038
70,000	Fitbit, Inc., Class A(b)	399,700
315,784	ID Systems, Inc.(a)(b)	2,191,541
32,983	Iteris, Inc.(b)	229,892
8,500	NETGEAR, Inc.(b)	499,375

		3,450,546

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Telecommunication Services — 5.1%
75,713	Ooma, Inc.(a)(b)	$ 904,770
80,000	Vonage Holdings Corp.(a)(b)	813,600

		1,718,370

	Total Common Stocks (Cost $23,180,821)	26,579,466

INVESTMENT COMPANY FUND — 0.0%

448	Gabelli Global Small and Mid Cap Value Trust (The)	5,708

	Total Investment Company Fund (Cost $5,700)	5,708

PREFERRED STOCKS — 1.6%

	Banks — 1.6%
63,900	Fannie Mae, Series R, 8.250%(b)	526,536

	Total Preferred Stocks (Cost $428,359)	526,536

Shares	Fair Value

WARRANTS — 3.4%

	Banks — 1.8%
4,900	SunTrust Banks, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	$ 101,675
27,000	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $35.76)(a)	505,710

		607,385

	Diversified Financials — 1.0%
6,200	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.02)(a)	356,438

	Insurance — 0.6%
11,250	American International Group, Inc., (Issued/exercisable 01/19/11, 1 Share for 1 Warrant, Expires 01/19/21, Strike Price $44.55)	203,850

	Total Warrants (Cost $551,517)	1,167,673

Total Long-Term Investments — 83.5% (Cost $24,166,397)		28,279,383

MONEY MARKET FUND — 15.2%

5,156,335	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	5,156,335

	Total Money Market Fund (Cost $5,156,335)	5,156,335

Options Purchased — 0.0% (Cost $6,905)		3,420

Total Investments Before Investments Sold Short — 98.7% (Cost $29,329,637)		33,439,138

Continued

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

INVESTMENTS SOLD SHORT — (20.8)%

	Banks — (2.8)%
(1,200)	Community Bank System, Inc.	$ (64,500)
(3,400)	CVB Financial Corp.	(80,104)
(700)	First Republic Bank/CA	(60,648)
(3,800)	Fulton Financial Corp.	(68,020)
(1,700)	NBT Bancorp, Inc., Class B	(62,560)
(6,600)	Old National Bancorp.	(115,170)
(4,000)	Oritani Financial Corp.	(65,600)
(3,531)	People’s United Financial, Inc.	(66,030)
(2,400)	Provident Financial Services, Inc.	(64,728)
(8,400)	TrustCo Bank Corp. NY	(77,280)
(2,200)	Washington Federal, Inc.	(75,350)
(2,400)	Webster Financial Corp.	(134,784)

		(934,774)

	Consumer Services — (0.4)%
(3,268)	Weight Watchers International, Inc.(b)	(144,707)

	Diversified Financials — (0.6)%
(1,300)	Financial Engines, Inc.	(39,390)
(2,000)	Franklin Resources, Inc.	(86,660)
(19,800)	LendingClub Corp.(b)	(81,774)

		(207,824)

	Energy — (1.7)%
(4,000)	Exxon Mobil Corp.	(334,560)
(25,000)	Hugoton Royalty Trust	(35,000)
(9,000)	Unit Corp.(b)	(198,000)

		(567,560)

	Exchange Traded Funds — (7.2)%
(7,200)	Direxion Daily Financial Bear 3X Shares(b)	(84,168)
(2,500)	Energy Select Sector SPDR Fund	(180,650)
(1,438)	iShares Nasdaq Biotechnology ETF	(153,535)
(6,000)	iShares Russell 2000 ETF	(914,760)
(8,793)	SPDR S&P Biotech ETF	(746,262)
(5,000)	SPDR S&P Oil & Gas Exploration & Production ETF	(185,900)
(789)	SPDR S&P Regional Banking ETF	(46,433)
(5,000)	VanEck Vectors Oil Services ETF	(130,250)
(2,300)	VelocityShares Daily 2x VIX Short Term ETN(b)	(12,742)

		(2,454,700)

	Food & Staples Retailing — (0.2)%
(1,013)	Walgreens Boots Alliance, Inc.	(73,564)

	Health Care Equipment & Services — (3.3)%
(1,500)	Abaxis, Inc.	(74,280)
(1,681)	Amedisys, Inc.(b)	(88,606)
(654)	athenahealth, Inc.(b)	(87,008)
(958)	Edwards Lifesciences Corp.(b)	(107,976)
(6,000)	Globus Medical, Inc., Class A(b)	(246,600)
(2,203)	HCA Healthcare, Inc.(b)	(193,512)
(5,500)	Quality Systems, Inc.(b)	(74,690)
(1,160)	Stryker Corp.	(179,614)
(2,491)	Wright Medical Group NV(b)	(55,300)

		(1,107,586)

	Pharmaceuticals, Biotechnology & Life Sciences — (1.8)%
(1,180)	Gilead Sciences, Inc.	(84,535)
(3,356)	Intercept Pharmaceuticals, Inc.(b)	(196,058)
(1,090)	Myriad Genetics, Inc.(b)	(37,436)

Shares	Fair Value

INVESTMENTS SOLD SHORT — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
(3,530)	Nektar Therapeutics(b)	$(210,812)
(4,251)	Teva Pharmaceutical Industries, Ltd., ADR	(80,556)

		(609,397)

	Software & Services — (2.7)%
(4,000)	Cimpress NV(b)	(479,520)
(23,000)	MoneyGram International, Inc.(b)	(303,140)
(2,401)	Nuance Communications, Inc.(b)	(39,256)
(4,500)	Western Union Co. (The)	(85,545)

		(907,461)

	Technology Hardware & Equipment — (0.1)%
(2,000)	ARRIS International PLC(b)	(51,380)

Total Investments Sold Short — (20.8)% (Cost $(7,464,822))		(7,058,953)

Total Investments — 77.9% (Cost $21,864,815)		26,380,185
Net Other Assets (Liabilities) — 22.1%		7,483,433

NET ASSETS — 100.0%.		$33,863,618

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

ETN — Exchange Traded Notes

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

As of December 31, 2017, exchange traded options purchased outstanding were as follows:

		Number of	Notional	Exercise	Expiration
Description	Call/Put	Contracts	Amount	Price	Date	Value
EXCHANGE TRADED OPTIONS PURCHASED — 0.0%

Puma Biotechnology Inc.	Call	6	$59,310	$110	03/16/18	$3,420

Total Exchange Traded Options Purchased						$3,420

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 98.8%

	Australia — 4.8%
75,875	Bank of Queensland, Ltd.	$ 750,499
71,350	Bendigo & Adelaide Bank, Ltd.	647,465
181,625	Qantas Airways, Ltd.	712,161
11,975	Rio Tinto, Ltd.	704,071
227,825	South32, Ltd.	617,531
166,025	Stockland, REIT	579,151

		4,010,878

	Austria — 1.1%
15,075	OMV AG	953,853

	Belgium — 0.7%
7,050	KBC Group NV	600,753

	Denmark — 1.0%
131,325	TDC A/S	806,691

	Finland — 1.1%
14,275	Neste Oyj	913,755

	France — 11.9%
3,400	Arkema SA	413,965
33,275	AXA SA	986,043
16,500	BNP Paribas SA	1,227,409
23,475	CNP Assurances	541,505
50,175	Credit Agricole SA	828,489
52,525	Engie SA.	902,982
10,425	Faurecia	812,471
7,925	ICADE,REIT	778,742
19,300	Klepierre SA, REIT	848,317
107,900	Natixis SA	852,247
8,575	Renault SA	860,739
8,550	Safran SA	881,892

		9,934,801

	Germany — 6.3%
6,000	Allianz SE.	1,373,083
9,050	Covestro AG(b)	931,844
25,175	Deutsche Lufthansa AG	924,517
59,825	Deutsche Telekom AG	1,057,490
5,150	Deutsche Wohnen SE	224,626
6,675	Henkel AG & Co. KGaA	799,310

		5,310,870

	Hong Kong — 1.5%
89,096	I-CABLE Communications, Ltd.(a)	2,611
88,000	Kerry Properties, Ltd.	395,322
785,275	WH Group, Ltd.(b)	885,030

		1,282,963

	Israel — 0.1%
3,800	Teva Pharmaceutical Industries, Ltd., ADR(a)	72,010

	Italy — 4.0%
172,250	Enel SPA	1,059,209
52,325	Fiat Chrysler Automobiles NV	934,172
3,390	GEDI Gruppo Editoriale SpA(a)	2,852
233,500	Intesa Sanpaolo SpA	744,418
273,100	UnipolSai Assicurazioni SPA	637,029

		3,377,680

	Japan — 26.1%
33,600	Alfresa Holdings Corp.	786,995
18,500	AsahiGroup Holdings, Ltd.	917,962

Shares	Fair Value

COMMON STOCKS — (continued)

	Japan — (continued)
70,100	Astellas Pharma, Inc.	$ 890,500
33,900	Brother Industries, Ltd.	833,247
4,700	Hitachi Construction Machinery Co., Ltd.	170,335
142,000	Hitachi, Ltd.	1,101,664
20,400	Idemitsu Kosan Co., Ltd.	817,137
56,300	ITOCHU Corp.	1,049,518
153,800	JXTG Holdings, Inc.	988,366
86,000	Kajima Corp.	826,280
20,200	MINEBEA MITSUMI, Inc.	421,315
82,200	Mitsubishi Chemical Holdings Corp.	899,427
37,300	Mitsubishi Corp.	1,028,502
31,400	Mitsubishi Gas Chemical Co., Inc.	899,138
14,700	Mixi, Inc.	658,383
30,500	Nexon Co., Ltd.(a)	884,509
12,400	Nippon Electric Glass Co., Ltd.	471,961
19,100	Nippon Telegraph & Telephone Corp.	897,969
59,700	Obayashi Corp.	721,184
61,800	Showa Shell Sekiyu KK	836,272
5,100	Sony Corp.	228,903
59,400	Sumitomo Corp.	1,007,528
52,100	Sumitomo Dainippon Pharma Co., Ltd.	771,246
15,200	Suzuki Motor Corp.	879,832
15,200	Taisei Corp.	755,910
1,900	Tokyo Electron, Ltd.	342,740
23,100	Toyota Tsusho Corp.	928,002
25,200	Yamaha Motor Co., Ltd.	825,509

		21,840,334

	Netherlands — 4.7%
146,700	Aegon NV	932,124
15,700	Coca-Cola European Partners PLC	625,645
61,675	ING Groep NV	1,132,148
17,100	Koninklijke Ahold Delhaize NV	375,908
20,100	NN Group NV	869,394

		3,935,219

	Norway — 1.0%
47,050	Marine Harvest ASA	795,648

	Singapore — 1.8%
717,700	Genting Singapore PLC	700,934
761,900	Yangzijiang Shipbuilding Holdings, Ltd.	835,441

		1,536,375

	Spain — 5.2%
120,125	Banco Bilbao Vizcaya Argentaria SA	1,020,845
183,425	Caixa Bank SA	852,708
96,600	International Consolidated Airlines Group SA	837,145
44,027	Repsol SA	777,362
86,400	Telefonica SA	841,339

		4,329,399

	Sweden — 0.7%
30,100	Nordea Bank AB	364,450
9,925	Swedbank AB, Class A	239,439

		603,889

	Switzerland — 6.1%
10,425	Adecco Group AG	796,679
61,375	Credit Suisse Group AG	1,094,668
3,650	Novartis AG	307,157
6,900	Roche Holding AG	1,744,702

Continued

Sterling Capital Behavioral International Equity Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — (continued)

	Switzerland — (continued)
62,150	UBS Group AG.	$ 1,141,867

		5,085,073

	United Kingdom — 20.7%
53,325	3i Group PLC	656,489
51,600	Anglo American PLC	1,073,225
103,700	Barratt Developments PLC	904,622
15,850	Berkeley Group Holdings PLC	896,567
91,825	Capita PLC	496,139
160,800	GKN PLC	691,489
70,150	GlaxoSmithKline PLC	1,242,297
232,600	Glencore PLC	1,217,417
187,175	HSBC Holdings PLC	1,933,153
23,325	Imperial Brands PLC	994,917
188,475	Marks & Spencer Group PLC	799,626
112,750	Meggitt PLC	732,125
13,525	Next PLC	824,337
5,425	Pearson PLC	53,740
24,975	Persimmon PLC	922,682
23,650	Rio Tinto PLC.	1,240,619
19,750	Shire PLC	1,023,465
81,000	Tate & Lyle PLC	767,755
259,700	Taylor Wimpey PLC	722,538
2,675	Unilever PLC	148,372

		17,341,574

	Total Common Stocks (Cost $69,709,787)	82,731,765

PREFERRED STOCKS — 0.6%

	Germany — 0.6%
3,875	Henkel AG & Co. KGaA	511,713

	Total Preferred Stocks (Cost $453,622)	511,713

RIGHTS — 0.0%

	Spain — 0.0%
44,027	Repsol SA(a)	20,021

	Total Rights (Cost $20,080)	20,021

Shares	Fair Value

MONEY MARKET FUND — 0.2%

	United States — 0.2%
173,489	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	$ 173,489

	Total Money Market Fund (Cost $173,489)	173,489

Total Investments — 99.6% (Cost $70,356,978)		83,436,988
Net Other Assets (Liabilities) — 0.4%		296,405

NET ASSETS — 100.0%.		$83,733,393

(a)	Represents non-income producing security.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents the current yield as of report date.

ADR — American Depository Receipts

REIT — Real Estate Investment Trust

Industry	Percentage of net assets
Automobiles & Components	6.0%
Banks	12.4%
Capital Goods	11.2%
Commercial & Professional Services	1.5%
Consumer Durables & Apparel	4.4%
Consumer Services	0.8%
Diversified Financials	4.5%
Energy	6.3%
Food & Staples Retailing	0.4%
Food, Beverage & Tobacco	6.0%
Health Care Equipment & Services	0.9%
Household & Personal Products	1.7%
Insurance	6.4%
Materials	9.6%
Media	0.1%
Money Market Fund	0.2%
Pharmaceuticals, Biotechnology & Life Sciences	7.2%
Real Estate	3.4%
Retailing	1.9%
Semiconductors & Semiconductor Equipment	0.4%
Software & Services	1.8%
Technology Hardware & Equipment	2.9%
Telecommunication Services	4.3%
Transportation	3.0%
Utilities	2.3%

99.6%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital SMID Opportunities Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 91.8%

	Automobiles & Components — 3.6%
16,600	Gentex Corp.	$ 347,770

	Banks — 3.3%
5,600	Webster Financial Corp.	314,496

	Commercial & Professional Services — 5.9%
5,600	WageWorks, Inc.(a)	347,200
3,150	Waste Connections, Inc.	223,461

		570,661

	Consumer Durables & Apparel — 3.1%
5,060	Newell Brands, Inc.	156,354
4,174	PulteGroup, Inc.	138,785

		295,139

	Consumer Services — 11.0%
8,700	Aramark	371,838
4,071	Norwegian Cruise Line Holdings, Ltd.(a)	216,781
9,270	ServiceMaster Global Holdings, Inc.(a)	475,273

		1,063,892

	Energy — 2.1%
6,500	Newfield Exploration Co.(a)	204,945

	Food, Beverage & Tobacco — 3.8%
2,650	Ingredion, Inc.	370,470

	Health Care Equipment & Services — 17.0%
3,000	AmerisourceBergen Corp.	275,460
5,000	Centene Corp.(a)	504,400
2,431	MEDNAX, Inc.(a)	129,912
11,700	Premier, Inc., Class A(a)	341,523
3,500	Universal Health Services, Inc., Class B	396,725

		1,648,020

	Insurance — 3.1%
2,400	RenaissanceRe Holdings, Ltd.	301,416

	Materials — 6.6%
10,500	Ball Corp.	397,425
2,300	Scotts Miracle-Gro Co. (The)	246,077

		643,502

	Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
7,300	INC Research Holdings, Inc., Class A(a)	318,280

Shares	Fair Value

COMMON STOCKS — (continued)

	Real Estate — 6.0%
34,800	Colony NorthStar, Inc., Class A, REIT	$ 397,068
2,579	FirstService Corp.	180,324

		577,392

	Retailing — 3.0%
4,500	CarMax, Inc.(a)	288,585

	Software & Services — 17.3%
5,000	Amdocs, Ltd.	327,400
5,370	Blackhawk Network Holdings, Inc.(a)	191,441
4,300	CDK Global, Inc.	306,504
2,200	Fiserv, Inc.(a)	288,486
6,000	Genpact, Ltd.	190,440
3,700	Global Payments, Inc.	370,888

		1,675,159

	Transportation — 2.7%
2,500	Kansas City Southern	263,050

	Total Common Stocks (Cost $7,657,465)	8,882,777

MONEY MARKET FUND — 4.7%

459,830	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	459,830

	Total Money Market Fund (Cost $459,830)	459,830

Total Investments — 96.5% (Cost $8,117,295)		9,342,607
Net Other Assets (Liabilities) — 3.5%		335,045

NET ASSETS — 100.0%.		$9,677,652

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 96.5%

	Automobiles & Components — 4.0%
16,540	Magna International, Inc.	$ 937,322
12,000	Thor Industries, Inc.	1,808,640

		2,745,962

	Banks — 8.0%
25,100	East West Bancorp, Inc.	1,526,833
13,300	First Republic Bank/CA	1,152,312
93,300	Huntington Bancshares, Inc.	1,358,448
72,100	KeyCorp.	1,454,257

		5,491,850

	Capital Goods — 9.6%
10,100	Carlisle Cos., Inc.	1,147,865
35,300	HD Supply Holdings, Inc.(a)	1,413,059
14,500	Masonite International Corp.(a)	1,075,175
23,800	MasTec, Inc.(a)	1,165,010
10,700	United Rentals, Inc.(a)	1,839,437

		6,640,546

	Consumer Durables & Apparel — 4.6%
7,200	Mohawk Industries, Inc.(a)	1,986,480
35,700	PulteGroup, Inc.	1,187,025

		3,173,505

	Consumer Services — 1.2%
7,200	Royal Caribbean Cruises, Ltd.	858,816

	Diversified Financials — 3.9%
7,200	Affiliated Managers Group, Inc.	1,477,800
7,200	Ameriprise Financial, Inc.	1,220,184

		2,697,984

	Energy — 7.3%
37,600	Cabot Oil & Gas Corp.	1,075,360
90,800	Callon Petroleum Co.(a)	1,103,220
29,400	Devon Energy Corp.	1,217,160
16,300	Phillips 66	1,648,745

		5,044,485

	Food & Staples Retailing — 1.9%
11,900	Casey’s General Stores, Inc.	1,332,086

	Food, Beverage & Tobacco — 4.5%
10,800	Ingredion, Inc.	1,509,840
28,000	Lamb Weston Holdings, Inc.	1,580,600

		3,090,440

	Health Care Equipment & Services — 4.2%
7,800	Becton Dickinson & Co.	1,669,668
10,400	Zimmer Biomet Holdings, Inc.	1,254,968

		2,924,636

	Insurance — 6.6%
12,300	American Financial Group, Inc.	1,335,042
20,000	First American Financial Corp.	1,120,800
10,500	Hanover Insurance Group, Inc. (The)	1,134,840
10,700	Torchmark Corp.	970,597

		4,561,279

	Materials — 8.1%
14,700	Avery Dennison Corp.	1,688,442
29,100	Berry Global Group, Inc.(a)	1,707,297

Shares	Fair Value

COMMON STOCKS — (continued)

	Materials — (continued)
20,400	Westlake Chemical Corp.	$ 2,173,212

		5,568,951

	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
17,400	ICON Plc(a)	1,951,410
16,300	PerkinElmer, Inc.	1,191,856
8,500	Thermo Fisher Scientific, Inc.	1,613,980

		4,757,246

	Real Estate — 9.9%
15,600	EastGroup Properties, Inc., REIT	1,378,727
32,000	Gramercy Property Trust, REIT	853,120
26,000	Highwoods Properties, Inc., REIT	1,323,660
30,000	Hudson Pacific Properties, Inc., REIT	1,027,500
12,300	Mid-America Apartment Communities, Inc., REIT	1,236,888
14,200	Ryman Hospitality Properties, Inc., REIT	980,084

		6,799,979

	Semiconductors & Semiconductor Equipment — 2.7%
6,400	NXP Semiconductors NV(a)	749,376
11,900	Skyworks Solutions, Inc.	1,129,905

		1,879,281

	Software & Services — 5.3%
22,000	Activision Blizzard, Inc.	1,393,040
10,200	Fiserv, Inc.(a)	1,337,526
15,200	PTC, Inc.(a)	923,704

		3,654,270

	Technology Hardware & Equipment — 4.7%
10,500	Arrow Electronics, Inc.(a)	844,305
19,000	CDW Corp.	1,320,310
28,400	CommScope Holding Co., Inc.(a)	1,074,372

		3,238,987

	Utilities — 3.1%
26,600	Southwest Gas Holdings, Inc.	2,140,768

	Total Common Stocks (Cost $38,925,696)	66,601,071

MONEY MARKET FUND — 3.5%

2,431,683	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	2,431,683

	Total Money Market Fund (Cost $2,431,683)	2,431,683

Total Investments — 100.0% (Cost $41,357,379)		69,032,754
Net Other Assets (Liabilities) — 0.0%		14,268

NET ASSETS — 100.0%.		$69,047,022

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Real Estate Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 98.6%

	Diversified — 4.2%
66,000	Gramercy Property Trust	$1,759,560
55,000	Liberty Property Trust	2,365,550

		4,125,110

	Health Care — 9.0%
62,500	Healthcare Trust of America, Inc., Class A	1,877,500
150,000	Medical Properties Trust, Inc.	2,067,000
53,000	Ventas, Inc.	3,180,530
26,000	Welltower, Inc.	1,658,020

		8,783,050

	Hotel & Resort — 6.2%
50,000	Chesapeake Lodging Trust	1,354,500
16,000	Marriott International, Inc/MD, Class A	2,171,680
37,000	Ryman Hospitality Properties, Inc.	2,553,740

		6,079,920

	Industrial — 5.2%
29,000	EastGroup Properties, Inc.	2,563,020
80,000	First Industrial Realty Trust, Inc.	2,517,600

		5,080,620

	Office — 10.9%
20,000	Alexandria Real Estate Equities, Inc.	2,611,800
50,000	Corporate Office Properties Trust	1,460,000
37,000	Highwoods Properties, Inc.	1,883,670
74,000	Hudson Pacific Properties, Inc.	2,534,500
22,000	SL Green Realty Corp.	2,220,460

		10,710,430

	Residential — 17.5%
42,000	American Campus Communities, Inc.	1,723,260
91,000	American Homes 4 Rent, Class A	1,987,440
52,000	Apartment Investment & Management Co., Class A	2,272,920
26,000	Equity LifeStyle Properties, Inc.	2,314,520
14,000	Essex Property Trust, Inc.	3,379,180
25,000	Mid-America Apartment Communities, Inc.	2,514,000
75,000	UDR, Inc.	2,889,000

		17,080,320

Shares	Fair Value

COMMON STOCKS — (continued)

	Retail — 17.7%
67,500	Acadia Realty Trust	$1,846,801
17,700	Federal Realty Investment Trust	2,350,737
116,000	GGP, Inc.	2,713,240
50,000	National Retail Properties, Inc.	2,156,500
82,000	Retail Opportunity Investments Corp.	1,635,900
38,757	Simon Property Group, Inc.	6,656,127

		17,359,305

	Specialized — 27.9%
40,000	Crown Castle International Corp.	4,440,400
90,000	CubeSmart	2,602,800
35,000	CyrusOne, Inc.	2,083,550
30,000	Digital Realty Trust, Inc.	3,417,000
26,000	EPR Properties	1,701,960
10,000	Equinix, Inc.	4,532,200
21,000	Life Storage, Inc.	1,870,470
21,000	SBA Communications Corp.(a)	3,430,560
90,000	Uniti Group, Inc.	1,601,100
45,000	Weyerhaeuser Co.	1,586,700

		27,266,740

	Total Common Stocks (Cost $63,081,108)	96,485,495

MONEY MARKET FUND — 0.9%

939,440	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	939,440

	Total Money Market Fund (Cost $939,440)	939,440

Total Investments — 99.5% (Cost $64,020,548)		97,424,935
Net Other Assets (Liabilities) — 0.5%		467,051

NET ASSETS — 100.0%.		$97,891,986

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Small Cap Value Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares	Fair Value

COMMON STOCKS — 97.6%

	Automobiles & Components — 4.3%
420,200	Cooper Tire & Rubber Co.	$ 14,854,070
241,358	Thor Industries, Inc.	36,377,478
		51,231,548
	Banks — 23.7%
446,040	Chemical Financial Corp.	23,849,759
420,350	Community Bank System, Inc.	22,593,813
804,150	First Midwest Bancorp, Inc.	19,307,641
495,530	Glacier Bancorp, Inc.	19,518,927
245,350	IBERIABANK Corp.	19,014,625
467,950	MB Financial, Inc.	20,833,134
887,921	Northwest Bancshares, Inc.	14,854,918
167,200	Signature Bank(a)	22,949,872
125,400	SVB Financial Group(a)	29,314,758
788,591	Umpqua Holdings Corp.	16,402,693
376,950	United Bankshares, Inc.	13,099,013
513,700	Webster Financial Corp.	28,849,392
357,000	Wintrust Financial Corp.	29,406,090
		279,994,635
	Capital Goods — 15.9%
314,900	Crane Co.	28,095,378
391,850	EnerSys.	27,284,515
710,850	MasTec, Inc.(a)	34,796,108
348,425	Moog, Inc., Class A(a)	30,260,711
340,900	Oshkosh Corp.	30,984,401
213,041	United Rentals, Inc.(a)	36,623,878
		188,044,991
	Diversified Financials — 2.0%
115,700	Affiliated Managers Group, Inc.	23,747,425
	Energy — 2.7%
400,700	Cabot Oil & Gas Corp.	11,460,020
1,648,000	Callon Petroleum Co.(a)	20,023,200
		31,483,220
	Food & Staples Retailing — 2.6%
277,800	Casey’s General Stores, Inc.	31,096,932
	Health Care Equipment & Services — 3.4%
431,788	BioTelemetry, Inc.(a)	12,910,461
276,973	West Pharmaceutical Services, Inc.	27,328,926
		40,239,387
	Insurance — 3.8%
189,400	Hanover Insurance Group, Inc. (The)	20,470,352
418,250	Selective Insurance Group, Inc.	24,551,275
		45,021,627
	Materials — 4.4%
220,591	AdvanSix, Inc.(a)	9,280,263
611,547	PolyOne Corp.	26,602,295
193,200	U.S. Concrete, Inc.(a)	16,161,180
		52,043,738
	Real Estate — 9.6%
414,900	American Campus Communities, Inc., REIT	17,023,347

Shares	Fair Value

COMMON STOCKS — (continued)

	Real Estate — (continued)
615,000	First Industrial Realty Trust, Inc., REIT	$ 19,354,050
406,564	Highwoods Properties, Inc., REIT	20,698,173
947,000	Medical Properties Trust, Inc., REIT	13,049,660
377,600	Ryman Hospitality Properties, Inc., REIT	26,061,952
173,300	SL Green Realty Corp., REIT	17,491,169
		113,678,351
	Semiconductors & Semiconductor Equipment — 3.8%
1,246,310	ON Semiconductor Corp.(a)	26,097,731
291,844	Qorvo, Inc.(a)	19,436,810
		45,534,541
	Software & Services — 6.6%
206,800	CACI International, Inc., Class A(a)	27,369,980
399,830	PTC, Inc.(a)	24,297,669
242,710	Take-Two Interactive Software, Inc.(a)	26,644,704
		78,312,353
	Technology Hardware & Equipment — 5.4%
261,700	Anixter International, Inc.(a)	19,889,200
371,208	Belden, Inc.	28,646,121
500,000	NetScout Systems, Inc.(a)	15,225,000
		63,760,321
	Transportation — 2.3%
1,198,800	JetBlue Airways Corp.(a)	26,781,192
	Utilities — 7.1%
278,171	Avista Corp.	14,323,025
419,631	El Paso Electric Co.	23,226,576
504,750	Portland General Electric Co.	23,006,505
296,960	Southwest Gas Holdings, Inc.	23,899,341
		84,455,447
	Total Common Stocks (Cost $493,821,874)	1,155,425,708

MONEY MARKET FUND — 2.3%

26,469,163	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(b)	26,469,163
	Total Money Market Fund (Cost $26,469,163)	26,469,163
Total Investments — 99.9% (Cost $520,291,037)		1,181,894,871
Net Other Assets (Liabilities) — 0.1%		1,636,508
NET ASSETS — 100.0%.		$1,183,531,379

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 21.4%

$400,000	Ally Auto Receivables Trust, Series 2016-3, Class B, 1.970%, 7/15/21	$397,859
124,732	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	124,796
344,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	345,789
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	395,927
170,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	169,016
250,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a)	250,001
450,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-1A, Class A, 2.460%, 7/20/20(a)	450,642
165,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(a)	164,828
8,555	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	8,557
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	500,977
355,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(a)	352,919
200,000	CarMax Auto Owner Trust, Series 2014-2, Class B, 1.880%, 11/15/19	199,992
500,000	CarMax Auto Owner Trust, Series 2014-2, Class C, 2.080%, 1/15/20	500,257
114,808	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.243%, 6/25/37	117,383
207,283	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.977%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(b)	208,204
447,943	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 1.842%, (LIBOR USD 1-Month plus 0.29%), 6/25/36(b)	443,307
70,657	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	70,597
240,969	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	240,839
315,000	Enterprise Fleet Financing, LLC, Series 2016-1, Class A3, 2.080%, 9/20/21(a)	314,632
750,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(a)	746,396
223,163	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.982%, (LIBOR USD 1-Month plus 0.43%), 12/25/35(b)	223,155
298,666	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.752%, (LIBOR USD1-Month plus 0.20%), 1/25/36(b)	297,578
46,999	New Century Home Equity Loan Trust, Series 2005-4, Class M1, 2.032%, (LIBOR USD 1-Month plus 0.48%), 9/25/35(b)	47,016
153,506	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 1.712%, (LIBOR USD 1-Month plus 0.16%), 7/25/36(b)	153,355
231,799	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	232,192
500,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	500,106
200,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	200,421

Principal Amount	Fair Value

ASSET BACKED SECURITIES — (continued)

$253,448	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.702%, (LIBOR USD 1-Month plus 0.15%), 9/25/36(b)	$ 252,094
216,618	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.402%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	218,626
111,223	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 1.752%, (LIBOR USD 1-Month plus 0.20%), 1/25/36(b)	111,203
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	124,393

	Total Asset Backed Securities (Cost $8,357,049)	8,363,057

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%

294,620	Fannie Mae, Series 2011-55, Class AC, 3.000%, 7/25/25	296,581
289,292	Freddie Mac, Series -3812, Class AJ, 3.500%, 8/15/24	289,456

	Total Collateralized Mortgage Obligations (Cost $587,590)	586,037

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%

400,000	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(a)	421,273
17,903	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.448%, 2/12/51(c)	17,950
23,399	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.313%, 1/11/43(c)	23,385
38,297	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	38,674

	Total Commercial Mortgage-Backed Securities (Cost $508,390)	501,282

CORPORATE BONDS — 70.7%

	Automobiles & Components — 4.1%
300,000	American Honda Finance Corp., 1.600%, 2/16/18(a)	299,834
400,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	396,989
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	250,311
400,000	Hyundai Capital America, 2.000%, 3/19/18(a)	399,874
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	249,974

		1,596,982

	Banks — 25.4%
250,000	ABN AMRO Bank NV, 2.500%, 10/30/18(a)	250,849
300,000	Associated Banc-Corp., 2.750%, 11/15/19	301,019
250,000	Australia & New Zealand Banking Group, Ltd/New York NY, MTN, 1.450%, 5/15/18	249,704
400,000	Bank of America Corp., 2.000%, 1/11/18	400,008
250,000	Bank of Montreal, MTN, 2.149%, (LIBOR USD 3-Month plus 0.60%), 12/12/19(b)	251,808
250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	249,926
300,000	Barclays Bank PLC, GMTN, 1.942%, (LIBOR USD 3-Month plus 0.55%), 8/7/19(b)	301,005

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Banks — (continued)
$300,000	Barclays PLC, 2.000%, 3/16/18	$300,002
250,000	BPCE SA, MTN, 2.250%, 1/27/20	249,367
300,000	Capital One NA, BKNT, 1.650%, 2/5/18	299,992
500,000	Citigroup, Inc., 2.064%, (LIBOR USD 3-Month plus 0.69%), 4/27/18(b)	500,663
380,000	Citizens Bank NA / Providence RI, 2.200%, 5/26/20	377,349
300,000	Commonwealth Bank of Australia, 1.949%, (LIBOR USD 3-Month plus 0.40%), 3/12/18(a)(b)	300,102
250,000	Compass Bank, BKNT, 2.750%, 9/29/19	250,691
250,000	DNB Bank ASA, 2.065%, (LIBOR USD 3-Month plus 0.37%), 10/2/20(a)(b)	250,217
350,000	Fifth Third Bancorp, 2.300%, 3/1/19	350,285
420,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/18	420,662
300,000	HSBC USA, Inc., 2.350%, 3/5/20	299,962
365,000	Huntington National Bank (The), BKNT, 2.200%, 11/6/18	365,324
250,000	ING Bank NV, 2.050%, 8/17/18(a)	250,045
400,000	JPMorgan Chase & Co., 1.700%, 3/1/18	399,961
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	249,935
200,000	Lloyds Bank PLC, 2.300%, 11/27/18	200,503
169,000	Macquarie Bank, Ltd., 2.600%, 6/24/19(a)	169,458
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	249,788
366,000	PNC Bank NA, MTN, 1.600%, 6/1/18	365,530
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	261,285
200,000	Santander UK PLC, GMTN, 2.312%, (LIBOR USD3-Month plus 0.85%), 8/24/18(b)	200,771
225,000	Sumitomo Mitsui Banking Corp., 1.750%, 1/16/18	224,993
300,000	SunTrust Banks, Inc., 2.350%, 11/1/18	300,810
300,000	Svenska Handelsbanken AB, 1.883%, (LIBOR USD 3-Month plus 0.36%), 9/8/20(b)	300,474
250,000	Swedbank AB, 1.600%, 3/2/18(a)	249,890
300,000	Wells Fargo Bank NA, 1.750%, 5/24/19	298,333
250,000	Westpac Banking Corp., 1.950%, 11/23/18	249,698

		9,940,409

	Commercial & Professional Services — 0.7%
275,000	Republic Services, Inc., 3.800%, 5/15/18	276,901

	Consumer Durables & Apparel — 1.4%
260,000	DR Horton, Inc., 3.750%, 3/1/19	263,494
285,000	Newell Brands, Inc., 2.150%, 10/15/18	285,262

		548,756

	Consumer Services — 0.6%
250,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a) .	251,177

	Diversified Financials — 5.3%
225,000	Ally Financial, Inc., 3.600%, 5/21/18	225,675
325,000	American Express Co., 2.036%, (LIBOR USD 3-Month plus 0.59%), 5/22/18(b)	325,424
325,000	Berkshire Hathaway, Inc., 1.541%, (LIBOR USD 3-Month plus 0.15%), 8/6/18(b)	325,133
250,000	Credit Agricole SA/London, 2.500%, 4/15/19(a)	250,836
250,000	Credit Suisse Group Funding Guernsey, Ltd., 2.750%, 3/26/20	250,975
200,000	Export-Import Bank of Korea, 2.375%, 8/12/19 .	199,038

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$250,000	International Lease Finance Corp., 3.875%, 4/15/18	$251,145
250,000	UBS AG/Stamford CT, GMTN, 2.375%, 8/14/19	250,206

		2,078,432

	Energy — 5.9%
250,000	Buckeye Partners LP, 2.650%, 11/15/18	250,723
300,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	299,376
350,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	350,207
250,000	Enable Midstream Partners LP, 2.400%, 5/15/19	248,566
300,000	Energy Transfer LP, 2.500%, 6/15/18	300,447
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	99,910
300,000	Enterprise Products Operating, LLC, 6.650%, 4/15/18	303,896
200,000	NuStar Logistics LP, 8.400%, 4/15/18	203,250
250,000	Phillips 66, 2.109%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,264

		2,306,639

	Food, Beverage & Tobacco — 1.3%
273,000	Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	273,660
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	249,993

		523,653

	Health Care Equipment & Services — 2.1%
579,000	Aetna, Inc., 1.700%, 6/7/18	578,090
250,000	Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18 .	250,091

		828,181

	Insurance — 6.1%
125,000	Athene Global Funding, 2.875%, 10/23/18(a)	125,658
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	249,165
100,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	107,028
300,000	Jackson National Life Global Funding, 2.300%, 4/16/19(a)	300,510
250,000	Metropolitan Life Global Funding I, 1.750%, 9/19/19(a)	248,202
325,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	328,107
350,000	Pricoa Global Funding I, 1.900%, 9/21/18(a)	350,067
250,000	Principal Life Global Funding II, 2.375%, 9/11/19(a)	250,455
300,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	300,247
137,000	Voya Financial, Inc., 2.900%, 2/15/18	137,134

		2,396,573

	Materials — 3.5%
250,000	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co. LP, 1.700%, 5/1/18(a)	249,839
300,000	Ecolab, Inc., 1.550%, 1/12/18	299,967
250,000	Martin Marietta Materials, Inc., 6.600%, 4/15/18	253,235
345,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	343,845
200,000	Westlake Chemical Corp., 4.625%, 2/15/21	205,000

		1,351,886

	Media — 1.0%
180,000	Cablevision Systems Corp., 7.750%, 4/15/18	182,250

Continued

Sterling Capital Ultra Short Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Media — (continued)
$200,000	Discovery Communications, LLC, 2.200%, 9/20/19	$ 199,076

		381,326

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
415,000	Allergan Funding SCS, 2.629%, (LIBOR USD 3-Month plus 1.08%), 3/12/18(b)	415,606

	Real Estate — 3.6%
250,000	HCP, Inc., REIT, 2.625%, 2/1/20	250,897
300,000	iStar, Inc., REIT, 4.625%, 9/15/20	304,500
250,000	Realty Income Corp., REIT, 2.000%, 1/31/18	249,978
250,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 2.375%, 11/5/19(a)	249,464
360,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 2.700%, 9/17/19(a)	361,944

		1,416,783

	Retailing — 1.2%
250,000	Dollar General Corp., 1.875%, 4/15/18	249,855
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	225,671

		475,526

	Software & Services — 0.6%
250,000	DXC Technology Co., 2.875%, 3/27/20	251,216

	Technology Hardware & Equipment — 1.4%
250,000	EMC Corp., 1.875%, 6/1/18	248,811
295,000	Harris Corp., 1.999%, 4/27/18	294,692

		543,503

	Telecommunication Services — 0.5%
200,000	AT&T, Inc., 2.300%, 3/11/19	200,214

	Transportation — 0.8%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	300,281

	Utilities — 4.1%
300,000	Dominion Energy, Inc., 1.875%, 12/15/18(a)	299,043
200,000	Duke Energy Florida, LLC, 2.100%, 12/15/19	199,838
200,000	Korea Hydro & Nuclear Power Co., Ltd., 2.375%, 10/28/19(a)	198,344
250,000	Pacific Gas & Electric Co., 1.707%, (LIBOR USD 3-Month plus 0.23%), 11/28/18(a)(b)	249,850
250,000	Pennsylvania Electric Co., 5.200%, 4/1/20	263,867
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	84,572
300,000	Southern Co. (The), 2.450%, 9/1/18	300,872

		1,596,386

	Total Corporate Bonds (Cost $27,725,908)	27,680,430

Principal Amount	Fair Value

MUNICIPAL BONDS — 0.8%

	New Jersey — 0.8%
$325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	$ 333,908

	Total Municipal Bonds (Cost $333,008)	333,908

Shares
MONEY MARKET FUND — 3.3%

1,277,778	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(d)	1,277,778

	Total Money Market Fund (Cost $1,277,778)	1,277,778

Total Investments — 99.0% (Cost $38,789,723)		38,742,492
Net Other Assets (Liabilities) — 1.0%		398,775

NET ASSETS — 100.0%		$39,141,267

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor ,using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 17.1%

$400,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$399,788
275,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/8/21	276,430
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	824,413
865,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	856,193
310,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	308,205
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 3.652%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	140,696
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	799,972
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	799,167
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	651,803
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	250,488
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	743,886
715,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)	710,809
195,930	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, STEP, 5.243%, 6/25/37	200,323
712,596	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 2.527%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)	721,676
327,884	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.977%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	329,341
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,199,572
385,000	Hertz Vehicle Financing II LP, Series 2016-3A, Class A, 2.270%, 7/25/20(b)	383,150
349,862	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.982%, (LIBOR USD1-Month plus 0.43%), 12/25/35(a)	349,850
477,866	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.752%, (LIBOR USD 1-Month plus 0.20%), 1/25/36(a)	476,125
241,646	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	241,733
892,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	894,844
303,455	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.752%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	308,405
344,040	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.402%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	347,230
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	268,310

	Total Asset Backed Securities (Cost $12,458,014)	12,482,409

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%

$95,695	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$98,517
42,819	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	43,087
94,760	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	97,363
780,000	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37	787,595
15,315	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	15,415
205,422	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	205,396
24,861	Freddie Mac, Series -2770, Class UE, 4.500%, 3/15/19	25,033
474,872	Freddie Mac, Series -4030, Class PD, 3.000%, 6/15/40	476,951
689,733	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	691,946
183,454	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	184,059
11,056	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	11,364
26,475	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	27,583

	Total Collateralized Mortgage Obligations (Cost $2,685,140)	2,664,309

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%

750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)	805,072
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	625,516
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	313,186
572,864	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	578,414
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	856,082
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	808,808
41,599	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.313%, 1/11/43(c)	41,573
247,521	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	262,252
382,974	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	386,740

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 80,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	$ 80,693

	Total Commercial Mortgage-Backed Securities (Cost $4,870,297)	4,758,336

CORPORATE BONDS — 69.0%

	Automobiles & Components — 2.6%
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	506,998
495,000	General Motors Co., 2.192%, (LIBOR USD 3-Month plus 0.80%), 8/7/20(a)	497,964
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	399,026
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	499,422

		1,903,410

	Banks — 16.7%
525,000	ABN AMRO Bank NV, 2.500%, 10/30/18(b)	526,784
400,000	Australia & New Zealand Banking Group Ltd, 2.332%, (LIBOR USD 3-Month plus 0.87%), 11/23/21(a)(b)	405,196
1,275,000	Bank of America Corp., 2.151%, 11/9/20	1,269,161
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.300%, 3/5/20(b)	448,379
400,000	Barclays Bank PLC, 5.140%, 10/14/20	423,582
350,000	Barclays Bank PLC, 7.750%, 4/10/23(c)	355,250
750,000	BPCE SA, 1.625%, 1/26/18	749,775
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,003,530
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	400,274
500,000	Cooperatieve Rabobank UA, MTN, 2.250%, 1/14/20	499,494
400,000	Credit Suisse, GMTN, 2.300%, 5/28/19	400,387
450,000	DNB Bank ASA, 2.125%, 10/2/20(b)	445,716
500,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	497,695
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	599,385
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	900,476
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	500,119
450,000	Manufacturers & Traders Trust Co., BKNT, 2.046%, (LIBOR USD 3-Month plus 0.61%), 5/18/22(a)	452,169
250,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, (LIBOR USD 3-Month plus 1.06%), 9/13/21(a)	253,546
500,000	National City Corp., 6.875%, 5/15/19	530,117
330,000	Nordea Bank AB, 4.875%, 1/27/20(b)	346,666
485,000	Royal Bank of Canada, GMTN, 2.500%, 1/19/21	486,437
275,000	SunTrust Bank, BKNT, 2.250%, 1/31/20	274,576
400,000	Wells Fargo & Co., 2.500%, 3/4/21	399,817

		12,168,531

	Capital Goods — 2.1%
95,000	Fortive Corp., 1.800%, 6/15/19	94,314
400,000	L3 Technologies, Inc., 5.200%, 10/15/19	418,966
500,000	Roper Technologies, Inc., 3.000%, 12/15/20	505,950
525,000	Textron, Inc., 3.650%, 3/1/21	540,198

		1,559,428

	Consumer Durables & Apparel — 0.6%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	411,456

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Consumer Services — 1.3%
$ 500,000	Carnival Corp., 3.950%, 10/15/20	$522,002
100,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	99,926
300,000	United Rentals North America, Inc., 4.625%, 7/15/23	310,161

		932,089

	Diversified Financials — 9.0%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	415,066
365,000	Ally Financial, Inc., 3.600%, 5/21/18	366,095
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	438,668
500,000	Ameriprise Financial, Inc., 5.300%, 3/15/20	530,386
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	400,901
425,000	Capital One Financial Corp., 1.830%, (LIBOR USD 3-Month plus 0.45%), 10/30/20(a)	424,866
400,000	Export-Import Bank of Korea, 2.500%, 11/1/20	395,716
900,000	Goldman Sachs Group, Inc. (The), Series D, 6.000%, 6/15/20	973,094
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	384,731
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,205,418
425,000	Protective Life Global Funding, 2.161%, 9/25/20(b)	420,408
600,000	Voya Financial, Inc., 2.900%, 2/15/18	600,586

		6,555,935

	Energy — 6.2%
275,000	Andeavor, 5.375%, 10/1/22	283,938
400,000	Buckeye Partners LP, 4.875%, 2/1/21	420,723
500,000	Energy Transfer LP, 4.150%, 10/1/20	516,323
326,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	325,708
400,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	426,333
395,000	MPLX L.P., 5.500%, 2/15/23	406,487
328,000	Noble Energy, Inc., 5.625%, 5/1/21	336,917
300,000	NuStar Logistics LP, 8.400%, 4/15/18	304,875
250,000	Phillips 66, 2.109%, (LIBOR USD 3-Month plus 0.75%), 4/15/20(a)(b)	250,264
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	438,728
360,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	385,941
425,000	Western Gas Partners LP, 2.600%, 8/15/18	425,724

		4,521,961

	Food & Staples Retailing — 0.3%
250,000	CVS Health Corp., 2.125%, 6/1/21	243,977

	Food, Beverage & Tobacco — 1.0%
340,000	BAT Capital Corp., 2.297%, 8/14/20(b)	338,130
392,000	Reynolds American, Inc., 3.250%, 6/12/20	398,309

		736,439

	Health Care Equipment & Services — 0.4%
300,000	Centene Corp., 5.625%, 2/15/21	308,250

	Insurance — 9.0%
375,000	Alleghany Corp., 5.625%, 9/15/20	402,082
261,000	American International Group, Inc., 2.300%, 7/16/19	260,804

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Insurance — (continued)
$400,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	$ 430,177
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	452,369
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	374,596
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	399,363
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	342,855
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	646,097
450,000	MassMutual Global Funding II, 1.950%, 9/22/20(b)	444,855
600,000	Metropolitan Life Global Funding I, 2.050%, 6/12/20(b)	595,646
450,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	484,826
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	419,430
375,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	403,661
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	500,194
400,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	427,720

		6,584,675

	Materials — 2.2%
505,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	504,555
186,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	186,121
350,000	Packaging Corp. of America, 2.450%, 12/15/20	350,491
180,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	179,397
400,000	Westlake Chemical Corp., 4.625%, 2/15/21	410,000

		1,630,564

	Media — 2.2%
280,000	Cablevision Systems Corp., 7.750%, 4/15/18	283,500
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	509,321
250,000	Discovery Communications, LLC, 2.200%, 9/20/19	248,845
400,000	Omnicom Group, Inc., 6.250%, 7/15/19	422,871
96,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	99,720

		1,564,257

	Pharmaceuticals, Biotechnology & Life Sciences — 1.5%
250,000	AbbVie, Inc., 2.300%, 5/14/21	248,173
350,000	Allergan Funding SCS, 3.000%, 3/12/20	353,149
500,000	Celgene Corp., 2.875%, 8/15/20	504,660

		1,105,982

	Real Estate — 4.0%
400,000	American Tower Corp., REIT, 5.050%, 9/1/20	424,114
400,000	AvalonBay Communities, Inc., 1.846%, (LIBOR USD 3-Month plus 0.43%), 1/15/21(a)	400,281
400,000	ERP Operating L.P., REIT, 4.750%, 7/15/20	421,640
430,000	HCP, Inc., REIT, 2.625%, 2/1/20	431,542
71,000	iStar, Inc., REIT, 4.625%, 9/15/20	72,065
154,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 2.375%, 11/5/19(b)	153,670
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	534,550

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Real Estate — (continued)
$475,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 2.700%, 9/17/19(b)	$ 477,565

		2,915,427

	Retailing — 0.5%
325,000	Family Dollar Stores, Inc., 5.000%, 2/1/21	344,500

	Semiconductors & Semiconductor Equipment — 1.3%
555,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20(b)	551,247
400,000	NXP BV / NXP Funding, LLC, 4.125%, 6/15/20(b)	409,612

		960,859

	Software & Services — 1.5%
125,000	DXC Technology Co., 2.875%, 3/27/20	125,608
400,000	DXC Technology Co., 2.431%, (LIBOR USD 3-Month plus 0.95%), 3/1/21(a)	400,979
557,000	VMware, Inc., 2.300%, 8/21/20	553,842

		1,080,429

	Technology Hardware & Equipment — 0.6%
447,000	Harris Corp., 2.700%, 4/27/20	448,797

	Telecommunication Services — 1.6%
400,000	AT&T, Inc., 2.450%, 6/30/20	399,562
500,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20(b)	497,622
271,875	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	273,574

		1,170,758

	Transportation — 0.7%
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	500,468

	Utilities — 3.7%
167,000	CMS Energy Corp., 8.750%, 6/15/19	181,717
500,000	Dominion Energy, Inc., 2.579%, 7/1/20	500,209
500,000	Dominion Energy, Inc., Series A, 1.875%, 1/15/19	498,500
500,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	505,088
475,000	Pennsylvania Electric Co., 5.200%, 4/1/20	501,347
500,000	Southern Power Co., 2.375%, 6/1/20	498,899

		2,685,760

	Total Corporate Bonds (Cost $50,499,024)	50,333,952

Continued

Sterling Capital Short Duration Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

MUNICIPAL BONDS — 2.4%

	California — 0.8%
$575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	$ 566,024

	New Jersey — 1.2%
525,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	539,390
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	333,432

		872,822

	Puerto Rico — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 8/7/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	326,100

	Total Municipal Bonds (Cost $1,775,033)	1,764,946

Shares	Fair Value

MONEY MARKET FUND — 0.8%

583,328	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(d)	583,328

	Total Money Market Fund (Cost $583,328)	583,328

Total Investments — 99.5% (Cost $72,870,836)	$72,587,280
Net Other Assets (Liabilities) — 0.5%	400,468

NET ASSETS — 100.0%.	$72,987,748

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN —Medium Term Note

REIT— Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES — 1.6%

	Asset Backed Securities — 1.6%
$215,425	United States Small Business Administration,
	Series 2015-20G, Class 1, 2.880%, 7/1/35	$ 217,492
97,140	United States Small Business Administration,
	Series 2015-20H, Class 1, 2.820%, 8/1/35	97,988

	Total Asset Backed Securities (Cost $312,565)	315,480

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%

419,407	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	426,291
44,312	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	44,418
212,865	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	217,361

	Total Collateralized Mortgage Obligations (Cost $688,048)	688,070

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.2%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	142,563
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	218,446
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	217,581
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26(a)	218,356
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	219,589
160,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(a)	164,068
79,545	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(b)	77,897

	Total Commercial Mortgage-Backed Securities (Cost $1,257,632)	1,258,500

CORPORATE BONDS — 5.3%

	Automobiles & Components — 0.9%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	179,260

	Banks — 2.0%
200,000	State Street Corp., 2.550%, 8/18/20	201,327
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	201,232

	Diversified Financials — 2.4%
500,000	Morgan Stanley, 2.125%, 4/25/18	500,260

	Total Corporate Bonds (Cost $1,078,213)	1,082,079

Principal Amount	Fair Value

MORTGAGE-BACKED SECURITIES — 10.0%

	Fannie Mae — 5.7%
$746,421	3.587%, 9/1/20, Pool #FN0000	$ 768,601
177,490	4.000%, 12/1/36, Pool #MA2856	187,514
195,747	4.000%, 2/1/37, Pool #MA2914	206,546
		1,162,661
	Freddie Mac — 3.8%
347,235	4.000%, 12/1/35, Pool #C91860	367,966
386,130	3.500%, 6/1/36, Pool #C91875	401,163
		769,129
	Ginnie Mae — 0.5%
102,185	5.000%, 11/20/38, Pool #4283	105,397
	Total Mortgage-Backed Securities (Cost $2,013,744)	2,037,187

MUNICIPAL BONDS — 3.9%

	California — 0.1%
20,000	State Of California, Refunding G.O., Taxable, 6.200%, 10/1/19	21,435
	New York — 2.2%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	438,504
	North Carolina — 1.3%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	266,997
	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	63,966
	Total Municipal Bonds (Cost $807,492)	790,902

U.S. GOVERNMENT AGENCIES — 33.6%

	Fannie Mae — 12.5%
500,000	1.875%, 9/24/26	471,319
1,000,000	6.250%, 5/15/29	1,336,907
500,000	7.125%, 1/15/30	720,277

		2,528,503

	Federal Farm Credit Bank — 13.6%
2,000,000	4.670%, 2/27/18	2,010,608
500,000	2.720%, 4/3/24	498,513
250,000	3.480%, 9/11/30	250,597
		2,759,718
	Freddie Mac — 7.5%
500,000	4.875%, 6/13/18	507,253
500,000	1.500%, 3/30/21, STEP	497,792
500,000	2.375%, 1/13/22	504,495
		1,509,540
	Total U.S. Government Agencies (Cost $6,681,840)	6,797,761
U.S. TREASURY NOTES — 34.8%

100,000	1.000%, 5/15/18	99,859
526,340	0.125%, 4/15/19	525,158

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount	Fair Value

U.S. TREASURY NOTES — (continued)

$ 100,000	1.250%, 4/30/19	$ 99,207
700,000	2.125%, 8/31/20	703,227
750,000	2.000%, 2/28/21	749,561
1,000,000	3.125%, 5/15/21	1,034,688
285,000	1.625%, 8/15/22	278,343
535,000	2.000%, 2/15/23	529,504
1,000,000	2.750%, 2/15/24	1,026,250
500,000	2.125%, 5/15/25	492,363
280,000	2.000%, 8/15/25	272,967
500,000	2.250%, 11/15/25	495,605
500,000	1.625%, 2/15/26	472,188
90,000	1.500%, 8/15/26	83,735
200,000	2.000%, 11/15/26	193,555

	Total U.S. Treasury Notes (Cost $7,208,118)	7,056,210

Shares	Fair Value

MONEY MARKET FUND — 1.2%

235,664	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	$235,664

	Total Money Market Fund (Cost $235,664)	235,664

Total Investments — 100.0% (Cost $20,283,316)		20,261,853
Net Other Assets (Liabilities) — 0.0%		(6,094)

NET ASSETS — 100.0%.		$20,255,759

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.
(b)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.
(c)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.9%

$1,835,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.902%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,815,807
2,038,784	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	2,038,822
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,119,260
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,973,278
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,518,522
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,573,370
547,701	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.892%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	547,115
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	3,995,836
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	6,037,264
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,112,435
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.857%, (LIBOR USD 1-Month plus 0.38%), 6/15/21(a)	1,063,963
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.952%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	2,344,442
2,500,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,481,696
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,076,493
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.927%, (LIBOR USD 1-Month plus 0.45%), 2/15/22(a)	8,720,102
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,213,624
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,514,371
6,500,000	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 2.155%, (LIBOR USD 1-Month plus 0.62%), 4/22/26(a)	6,574,478
9,000,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.242%, (LIBOR USD 1-Month plus 0.77%), 5/14/29(a)	9,084,458
2,175,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	2,907,832
1,236,424	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.243%, 6/25/37	1,264,146
1,522,588	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.977%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	1,529,355
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,211,537
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,170,489
8,540,000	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 2.077%, (LIBOR USD 1-Month plus 0.60%), 12/15/26(a)	8,634,439

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.992%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	$6,326,918
3,075,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	3,090,635
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,042,892
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,191,435
9,595,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	9,507,957
1,270,733	GSAMP Trust, Series 2006-SEA1, Class M1, 2.052%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	1,254,066
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 2.042%, (LIBOR USD 1-Month plus 0.49%), 8/25/35(a)	1,820,167
2,908,039	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.257%, (LIBOR USD1-Month plus 0.71%), 6/25/35(a)	2,911,103
2,634,299	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.752%, (LIBOR USD1-Month plus 0.20%), 1/25/36(a)	2,624,704
982,845	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.677%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	961,848
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.242%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	3,559,756
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.052%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	2,670,183
595,440	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	595,582
4,052,398	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	4,053,865
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.452%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,533,159
2,008,761	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.872%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	2,008,026
1,474,913	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.402%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	1,488,588
3,399,895	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,429,595

	Total Asset Backed Securities (Cost $168,011,038)	169,593,613

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%

383,171	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.485%, 4/25/35(c)	376,798
471,240	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	495,140
1,560,312	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.731%, (LIBOR USD 1-Month plus 0.23%), 4/20/35(a)	1,553,510

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$647,531	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	$655,460
111,307	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	112,625
65,073	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	65,816
545,459	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	561,545
132,453	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	135,934
16,027	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	16,003
420,792	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	449,548
3,112	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	3,128
922,894	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	970,006
1,796,586	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,814,088
2,193,943	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,354,190
2,725,480	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	2,765,940
1,231,971	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,283,426
2,480,491	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	2,600,387
1,745,243	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,872,410
394,400	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	403,260
2,612,987	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,745,744
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,254,302
5,500,000	Freddie Mac, Series -4657, Class VT, 3.500%, 6/15/37	5,603,238
1,470,217	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,591,234
2,523,205	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	2,595,201
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	878,691
4,694,498	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	4,709,556
1,738,578	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,764,142
10,055,747	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	10,268,131
4,654,254	Freddie Mac, Series -4710, Class GA, 3.000%, 3/15/44	4,667,000
4,724,849	Freddie Mac, Series -4654, Class KA, 3.000%, 6/15/45	4,779,323
546,651	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	585,590

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 741,218	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	$754,639
669,220	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	663,899
78,834	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	78,957
106,310	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	109,269
7,304	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	7,395
617,550	RAAC Trust, STEP, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	631,580
619,907	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	631,604
339,557	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.544%, 12/25/34(c)	337,605
546,914	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	548,065
542,416	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.538%, 6/25/34(c)	545,819
50,147	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	51,079
516,714	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.718%, 1/25/35(c)	518,962
129,249	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	129,617
869,454	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.446%, 10/25/35(c)	874,194
85,303	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	88,872

	Total Collateralized Mortgage Obligations (Cost $75,052,304)	74,902,922

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.1%

4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	4,998,491
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,994,254
1,540,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,543,911
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,566,811
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,035,022
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,765,051
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	945,713
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,273,821
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,391,552
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,284,468

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 735,790	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.077%, 12/10/49(c)	$734,804
1,900,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.698%, 11/10/46(b)(c)	2,035,490
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -KS07, Class A2, 2.735%, 9/25/25	6,747,015
6,400,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(c)	6,692,224
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27(c)	6,605,485
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K068, Class A2, 3.244%, 8/25/27	3,450,912
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K069, Class A2, 3.187%, 9/25/27(c)	4,019,672
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(c)	3,779,000
5,590,607	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,512,427
2,028,403	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, (LIBOR USD 1-Month plus 2.12%), 9/25/36(a)	1,986,385
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,131,857
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,674,769
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,099,949
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,694,489
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,772,301
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,474,985
4,200,000	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,399,322
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	3,981,989
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	4,190,809
66,837	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.448%, 2/12/51(c)	67,013
157,004	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	156,891
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	697,190
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,102,828

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$ 153,070	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.313%, 1/11/43(c)	$152,974
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.426%, 9/15/47(b)(c)	4,306,355
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.426%, 9/15/47(b)(c)	683,283
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,551,901
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,312,442
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,615,158
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,321,543
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	9,985,030
816,820	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	865,433
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,102,892
4,205,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	4,413,432
1,250,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,281,422
3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	3,883,171
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,064,252

	Total Commercial Mortgage-Backed Securities (Cost $150,725,923)	149,346,188

CORPORATE BONDS — 39.2%

	Automobiles & Components — 1.0%
3,653,000	American Honda Finance Corp., MTN, 1.633%, (LIBOR USD 3-Month plus 0.27%), 7/20/20(a)	3,660,870
1,556,000	Ford Motor Co., 7.450%, 7/16/31	2,034,023
2,854,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	2,881,858
2,695,000	Hyundai Capital America, 2.400%, 10/30/18(b)	2,692,397

		11,269,148

	Banks — 7.2%
3,278,000	Associated Banc-Corp., 2.750%, 11/15/19	3,289,137
1,839,000	Bank of America Corp., 2.399%, (LIBOR USD 3-Month plus 1.04%), 1/15/19(a)	1,854,263
4,875,000	Bank of America Corp., MTN, 6.875%, 4/25/18	4,949,476
1,788,000	Bank of America Corp., MTN, 5.875%, 2/7/42	2,367,597
2,715,000	Bank of America Corp., Series K, 8.000%,(c)(d)	2,724,231
2,993,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	2,994,938
2,567,000	Barclays PLC, 4.337%, 1/10/28	2,656,755
2,500,000	Citigroup, Inc., 3.116%, (LIBOR USD 3-Month plus 1.70%), 5/15/18(a)	2,513,595
3,819,000	Citigroup, Inc., 2.522%, (LIBOR USD 3-Month plus 1.10%), 5/17/24(a)	3,877,745
2,715,000	Citigroup, Inc., 4.400%, 6/10/25	2,865,775
2,908,000	Citizens Bank NA, BKNT, 2.272%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	2,920,952

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$2,810,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	$2,929,702
2,256,000	Credit Suisse, MTN, 3.625%, 9/9/24	2,334,377
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,786,045
3,284,000	JPMorgan Chase & Co., 2.161%, (LIBOR USD 3-Month plus 0.68%), 6/1/21(a)	3,302,467
3,429,000	JPMorgan Chase & Co., 3.875%, 9/10/24	3,576,868
4,580,000	JPMorgan Chase & Co., 4.260%, 2/22/48(c)	4,957,198
2,902,000	JPMorgan Chase & Co., Series 1, 7.900%,(c)(d)	2,938,275
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,005,898
2,836,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(c)	2,811,697
3,027,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	3,054,624
510,000	National City Corp., 6.875%, 5/15/19	540,720
3,409,000	Nordea Bank AB, 1.947%, (LIBOR USD 3-Month plus 0.47%), 5/29/20(a)(b)	3,423,665
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,464,705
2,933,000	Sumitomo Mitsui Financial Group, Inc., 2.934%, 3/9/21	2,960,771
2,592,000	Toronto-Dominion Bank (The), 2.063%, (LIBOR USD 3-Month plus 0.65%), 8/13/19(a)	2,610,608
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	3,351,333
1,856,000	Wells Fargo & Co., 1.974%, (LIBOR USD 3-Month plus 0.40%), 9/14/18(a)	1,858,770
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(c)	2,176,020

		82,098,207

	Capital Goods — 1.9%
3,504,000	Allegion U.S. Holding Co., Inc., 3.200%, 10/1/24	3,462,828
2,021,000	General Electric Co., Series D, 5.000%,(c)(d)	2,082,843
2,640,000	H&E Equipment Services, Inc., 5.625%, 9/1/25(b)	2,758,800
2,162,000	Keysight Technologies, Inc., 4.600%, 4/6/27	2,275,496
2,381,000	L3 Technologies, Inc., 3.850%, 12/15/26	2,448,396
2,144,000	Meritor, Inc., 6.250%, 2/15/24	2,256,560
2,617,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(b)	2,643,170
1,245,000	SBA Tower Trust, 2.898%, 10/8/19(b)	1,247,992
2,023,000	Textron, Inc., 3.650%, 3/1/21	2,081,563

		21,257,648

	Commercial & Professional Services — 0.7%
2,783,000	IHS Markit, Ltd., 4.000%, 3/1/26(b)	2,779,521
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,443,217
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,494,814
1,913,000	WPP Finance 2010, 3.625%, 9/7/22	1,970,997

		7,688,549

	Consumer Durables & Apparel — 0.6%
2,647,000	Cintas Corp. No 2, 3.700%, 4/1/27	2,754,269
2,165,000	NVR, Inc., 3.950%, 9/15/22	2,260,080
2,001,000	Tapestry, Inc., 4.125%, 7/15/27	2,016,218

		7,030,567

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Consumer Services — 0.5%
$2,778,000	Service Corp. International, 4.625%, 12/15/27	$2,818,614
2,665,000	United Rentals North America, Inc., 4.625%, 7/15/23	2,755,264

		5,573,878

	Diversified Financials — 2.9%
1,928,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	2,000,619
2,398,000	Ally Financial, Inc., 3.600%, 5/21/18	2,405,194
2,651,000	American Express Credit Corp., MTN, 1.715%, (LIBOR USD 3-Month plus 0.33%), 5/3/19(a)	2,656,124
2,609,000	Blackstone Holdings Finance Co., LLC, 4.450%, 7/15/45(b)	2,800,502
6,820,000	Goldman Sachs Group, Inc. (The), 2.523%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(a)	6,925,077
2,577,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,472,761
2,568,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	2,730,137
4,819,000	Morgan Stanley, 2.750%, 5/19/22	4,801,311
2,732,000	Morgan Stanley, 4.375%, 1/22/47	2,994,769
2,606,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(c)	2,728,624

		33,515,118

	Energy — 3.0%
2,071,000	Andeavor, 5.375%, 10/1/22	2,138,308
1,716,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.200%, 12/1/47	1,789,712
2,200,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	2,275,680
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24	1,975,380
3,183,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,202,297
2,633,000	Energy Transfer LP/Regency Energy Finance Corp., 5.000%, 10/1/22	2,806,702
2,463,000	Energy Transfer Partners L.P., Series A, 6.250%,(c)(d)	2,392,189
2,540,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,508,784
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,456,419
1,010,000	Hess Corp., 7.875%, 10/1/29	1,259,187
2,384,000	HollyFrontier Corp., 5.875%, 4/1/26	2,652,528
856,000	NuStar Logistics LP, 8.400%, 4/15/18	869,910
700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	744,086
3,182,000	ONEOK, Inc., 7.500%, 9/1/23	3,786,803
2,420,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,669,282
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,378,515

		33,905,782

	Food & Staples Retailing — 0.2%
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,513,773

	Food, Beverage & Tobacco — 0.8%
2,087,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	2,418,810
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,532,787
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,911,162

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Food, Beverage & Tobacco — (continued)
$2,750,000	Post Holdings, Inc., 5.625%, 1/15/28(b)	$2,764,575

		9,627,334

	Health Care Equipment & Services — 0.5%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,781,127
3,431,000	Magellan Health, Inc., 4.400%, 9/22/24	3,453,331

		5,234,458

	Insurance — 5.0%
575,000	Alleghany Corp., 4.900%, 9/15/44	622,109
4,350,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	4,507,454
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,577,816
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,029,022
2,561,000	Brighthouse Financial, Inc., 4.700%, 6/22/47(b)	2,612,563
3,192,000	CBRE Services, Inc., 5.250%, 3/15/25	3,510,943
1,960,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%,(b)(c)(d)	2,067,800
2,585,000	Horace Mann Educators Corp., 4.500%, 12/1/25	2,693,620
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,970,789
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	2,227,750
2,432,000	Manulife Financial Corp., 4.061%, 2/24/32(c)	2,450,346
288,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	477,264
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(b)(c)	2,140,000
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,062,522
3,140,000	Nuveen Finance, LLC, 2.950%, 11/1/19(b)	3,170,020
2,205,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,939,370
1,715,000	Oil Insurance, Ltd., 4.677%,(b)(c)(d)	1,648,544
1,825,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	1,874,731
1,847,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	1,817,380
3,449,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,537,108
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,080,374
1,747,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,412,497
1,796,000	Validus Holdings, Ltd., 8.875%, 1/26/40	2,655,249
2,462,000	XLIT, Ltd., 4.450%, 3/31/25	2,518,141

		56,603,412

	Materials — 3.5%
2,222,000	Albemarle Corp., 5.450%, 12/1/44	2,621,916
2,586,000	Anglo American Capital PLC, 4.125%, 9/27/22(b)	2,673,053
2,714,000	CRH America Finance, Inc., 4.400%, 5/9/47(b)	2,855,199
1,713,000	EI du Pont de Nemours & Co., 1.907%, (LIBOR USD 3-Month plus 0.53%), 5/1/20(a)	1,723,759
2,476,000	Glencore Funding, LLC, 4.125%, 5/30/23(b)	2,561,422
2,585,000	International Paper Co., 4.400%, 8/15/47	2,701,224
3,092,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	3,047,873
2,129,000	Masco Corp., 4.375%, 4/1/26	2,247,160
2,247,000	NOVA Chemicals Corp., 4.875%, 6/1/24(b)	2,241,383
2,746,000	Platform Specialty Products Corp., 5.875%, 12/1/25(b)	2,725,405
2,485,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	2,716,960
2,726,000	Southern Copper Corp., 5.875%, 4/23/45	3,292,563
2,667,000	Vulcan Materials Co., 4.500%, 6/15/47	2,723,029
3,241,000	Westlake Chemical Corp., 5.000%, 8/15/46	3,640,702

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Materials — (continued)
$1,665,000	Westlake Chemical Corp., 4.375%, 11/15/47	$1,729,144

		39,500,792

	Media — 1.5%
5,634,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(b)	5,549,490
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,526,976
1,121,000	CSC Holdings, LLC, 6.625%, 10/15/25(b)	1,213,460
2,581,000	Discovery Communications, LLC, 4.875%, 4/1/43	2,563,138
4,684,000	NBCUniversal Enterprise, Inc., 2.095%, (LIBOR USD 3-Month plus 0.40%), 4/1/21(a)(b)	4,698,699

		16,551,763

	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
2,416,000	Celgene Corp., 5.000%, 8/15/45	2,741,169
2,140,000	Quintiles IMS Inc., 4.875%, 5/15/23(b)	2,204,200

		4,945,369

	Real Estate — 3.5%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,184,162
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,205,545
2,748,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	2,771,617
2,270,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	2,383,248
2,803,000	DDR Corp., REIT, 4.625%, 7/15/22	2,955,300
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	732,427
3,215,000	Healthcare Realty Trust, Inc., REIT, 3.625%, 1/15/28	3,180,791
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,651,088
1,017,000	Hudson Pacific Properties L.P., REIT, 3.950%, 11/1/27	1,011,806
2,800,000	Iron Mountain, Inc., REIT, 5.250%, 3/15/28(b)	2,786,000
155,000	iStar, Inc., REIT, 4.625%, 9/15/20	157,325
2,504,000	iStar, Inc., REIT, 5.250%, 9/15/22	2,519,650
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,972,270
1,331,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,357,360
550,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	562,287
3,039,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	3,092,091
639,000	Prologis LP, 3.750%, 11/1/25	669,948
2,635,000	Spirit Realty L.P., REIT, 4.450%, 9/15/26	2,623,810
2,792,000	VEREIT Operating Partnership L.P., REIT, 3.950%, 8/15/27	2,760,093
2,500,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 4.750%, 9/17/44(b)	2,725,677
471,000	Welltower, Inc., REIT, 4.950%, 1/15/21	500,487

		39,802,982

	Retailing — 1.1%
1,874,000	Dollar Tree, Inc., 5.750%, 3/1/23	1,963,015
3,455,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,383,820
2,843,000	Expedia, Inc., 3.800%, 2/15/28(b)	2,747,209
1,796,000	The Home Depot, Inc., 5.875%, 12/16/36	2,430,363
1,627,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	1,643,763

		12,168,170

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Semiconductors & Semiconductor Equipment — 0.4%
$2,990,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27(b)	$2,942,297
464,000	Entegris, Inc., 4.625%, 2/10/26(b)	470,960
1,388,000	QUALCOMM, Inc., 1.886%, (LIBOR USD 3-Month plus 0.45%), 5/20/20(a)	1,388,594

		4,801,851

	Software & Services — 0.5%
2,500,000	DXC Technology Co., 4.250%, 4/15/24	2,604,103
500,000	Gartner, Inc., 5.125%, 4/1/25(b)	522,500
2,298,000	Microsoft Corp., 4.750%, 11/3/55	2,844,275

		5,970,878

	Technology Hardware & Equipment — 0.4%
2,347,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26(b)	2,587,846
2,050,000	Harris Corp., 4.854%, 4/27/35	2,291,054

		4,878,900

	Telecommunication Services — 2.1%
1,068,000	AT&T, Inc., 3.400%, 8/14/24	1,073,483
5,346,000	AT&T, Inc., 4.900%, 8/14/37	5,413,331
3,525,000	AT&T, Inc., 4.750%, 5/15/46	3,447,616
2,825,000	CommScope Technologies, LLC, 5.000%, 3/15/27(b)	2,825,000
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,249,159
3,481,875	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	3,503,637
3,393,000	Verizon Communications, Inc., 5.012%, 4/15/49	3,558,535
2,849,000	West Corp., 8.500%, 10/15/25(b)	2,813,388

		23,884,149

	Transportation — 0.7%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	3,108,281
2,295,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	2,477,611
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,102,049

		7,687,941

	Utilities — 0.8%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,557,352
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,385,997
2,425,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,765,841
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,927,559

		9,636,749

	Total Corporate Bonds (Cost $437,365,182)	446,147,418

MORTGAGE-BACKED SECURITIES — 8.1%

	Fannie Mae — 4.0%
9,348	5.000%, 8/1/20, Pool #832058	9,516
39,293	6.000%, 7/1/22, Pool #944967	39,618
73,173	5.000%, 9/1/25, Pool #255892	78,606
2,273,767	4.000%, 6/1/34, Pool #MA1922	2,399,976
85,882	6.500%, 1/1/35, Pool #809198	95,196
2,167,569	4.000%, 3/1/35, Pool #MA2211	2,288,136

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$50,449	7.000%, 6/1/35, Pool #255820	$55,598
92,940	6.500%, 3/1/36, Pool #866062	103,019
93,501	6.500%, 7/1/36, Pool #885493	103,641
884,864	5.500%, 8/1/37, Pool #995082	981,953
571,382	4.500%, 10/1/39, Pool #AC2645	610,674
386,077	5.000%, 6/1/40, Pool #AD4927	416,796
317,217	5.000%, 6/1/40, Pool #AD8718	342,492
1,129,488	4.500%, 12/1/40, Pool #AH1100	1,210,913
391,238	4.500%, 3/1/41, Pool #AB2467	423,097
687,953	4.500%, 5/1/41, Pool #AI1023	733,621
543,946	4.500%, 11/1/41, Pool #AJ4994	583,217
843,422	4.500%, 12/1/41, Pool #AJ7696	903,787
1,842,147	3.500%, 6/1/42, Pool #AB5373	1,901,951
2,496,702	3.500%, 5/1/43, Pool #AB9368	2,570,784
1,692,420	3.500%, 5/1/43, Pool #AL3605	1,752,024
2,695,774	3.500%, 8/1/43, Pool #AU0613	2,788,054
1,206,114	4.500%, 11/1/44, Pool #MA2100	1,285,514
2,541,521	4.500%, 1/1/45, Pool #MA2158	2,707,995
4,079,494	4.000%, 3/1/45, Pool #MA2217	4,269,653
3,447,688	4.000%, 6/1/46, Pool #MA2653	3,606,699
4,566,186	4.500%, 7/1/46, Pool #AS7568	4,861,894
1,852,593	4.000%, 11/1/46, Pool #MA2808	1,938,325
6,676,611	4.000%, 8/1/47, Pool #BH5117	6,988,935

		46,051,684

	Freddie Mac — 4.1%
67,065	5.500%, 10/1/21, Pool #G12425	69,769
67,559	5.000%, 12/1/21, Pool #J04025	68,969
115,347	5.000%, 7/1/25, Pool #C90908	123,951
353,665	2.500%, 1/1/28, Pool #J22069	355,383
1,361,522	3.500%, 7/1/30, Pool #G18562	1,409,484
225,225	4.000%, 11/1/31, Pool #C91410	237,962
107,970	5.000%, 3/1/36, Pool #G08115	117,089
3,838,795	4.000%, 4/1/36, Pool #C91874	4,064,282
18,614	6.500%, 5/1/36, Pool #A48509	20,618
5,581,805	3.500%, 6/1/36, Pool #C91875	5,799,113
30,601	5.000%, 7/1/36, Pool #G02291	33,157
3,105,500	3.500%, 8/1/36, Pool #C91888	3,220,673
336,931	6.500%, 9/1/36, Pool #G08152	375,073
6,537,694	3.500%, 11/1/36, Pool #C91906	6,780,156
110,149	5.000%, 2/1/37, Pool #A57714	119,542
3,882,636	4.000%, 5/1/37, Pool #C91938	4,103,328
133,749	4.500%, 10/1/39, Pool #A89346	142,721
443,634	5.000%, 6/1/40, Pool #C03479	483,379
1,181,980	5.000%, 7/1/40, Pool #A93070	1,287,877
141,106	5.000%, 9/1/40, Pool #C03518	153,098
1,472,286	4.000%, 12/1/42, Pool #G07266	1,545,678
1,138,671	3.500%, 5/1/43, Pool #Q18305	1,175,002
917,114	4.000%, 5/1/44, Pool #V81186	959,395
445,829	4.000%, 7/1/44, Pool #G08595	466,411
481,066	4.000%, 9/1/44, Pool #Q28299	503,079
2,440,589	4.000%, 8/1/46, Pool #G08717	2,552,343
9,868,064	3.500%, 9/1/47, Pool #Q50962	10,149,192

		46,316,724

	Ginnie Mae — 0.0%
214,448	5.000%, 2/15/40, Pool #737037	231,691

	Total Mortgage-Backed Securities (Cost $93,175,692)	92,600,099

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 6.8%

	Alabama — 0.3%
$3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	$3,229,440

	California — 1.9%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,834,307
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,922,259
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,126,712
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,010,318
9,640,000	State of California, Taxable Revenue-High-Speed Passenger Trai, Transit Improvements G.O., 2.367%, 4/1/22	9,609,538
1,850,000	University of California, University & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,909,885

		21,413,019

	Connecticut — 0.3%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,112,830

	District of Columbia — 0.2%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,877,733

	Hawaii — 0.1%
750,000	State of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	735,270

	Illinois — 0.4%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,844,892
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	3,009,432

		4,854,324

	Kentucky — 0.2%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,853,223

	New Jersey — 0.4%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,395,689
2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	2,436,608
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,303,565

		5,135,862

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — 0.7%
$3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	$3,016,195
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,018,180
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	754,088
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	907,623
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,765,936

		8,462,022

	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,532,455

	Ohio — 0.5%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,415,715

	Pennsylvania — 0.7%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,047,421
4,375,000	Lehigh University, 3.479%, 11/15/46	4,212,685
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,285,402

		7,545,508

	Texas — 0.6%
2,825,000	City Of Houston Tx Combined Utility System Revenue, Taxable Revenue, 1St Lien-Series B, Current Refunding Revenue Bonds, 3.428%, 5/15/23	2,928,706
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	4,013,244

		6,941,950

	Washington — 0.3%
3,000,000	Port of Seattle WA, Refunding Revenue, Taxable, Intermediate Lien-Ser, Advance Refunding Revenue Bonds, 2.430%, 5/1/22	2,990,790

	Total Municipal Bonds (Cost $76,730,075)	77,100,141

U.S. GOVERNMENT AGENCIES — 0.3%

	Federal Home Loan Bank — 0.3%
4,105,000	2.900%, 6/28/27	4,025,289

	Total U.S. Government Agencies (Cost $4,105,000)	4,025,289

U.S. TREASURY BONDS — 3.5%
14,761,900	3.125%, 2/15/43	15,859,240

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY BONDS — (continued)

$24,745,200	2.500%, 2/15/45	$23,590,102

	Total U.S. Treasury Bonds (Cost $38,225,107)	39,449,342

U.S. TREASURY NOTES — 5.3%

19,634,000	1.510%, (US Treasury Bill Yield 3-Month plus 0.07%), 4/30/19(a)	19,650,689
5,000,000	1.500%, (US Treasury Bill Yield 3-Month plus 0.06%), 7/31/19(a)	5,003,082
11,852,100	1.375%, 4/30/20	11,705,338
19,667,800	1.875%, 2/28/22	19,454,988
3,843,000	3.500%, 2/15/39	4,389,275

	Total U.S. Treasury Notes (Cost $60,455,401)	60,203,372

Shares
PREFERRED STOCKS — 0.3%

	Banks — 0.3%
110,135	US Bancorp, Series F, 6.500%	3,108,010

	Total Preferred Stocks (Cost $3,007,556)	3,108,010

MONEY MARKET FUND — 1.9%

21,466,665	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(e)	21,466,665

	Total Money Market Fund (Cost $21,466,665)	21,466,665

Total Investments — 100.0% (Cost $1,128,319,943)		1,137,943,059
Net Other Assets (Liabilities) — 0.0%		165,363

NET ASSETS — 100.0%		$1,138,108,422

(a)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 98.1%

	Automobiles & Components — 0.5%
$142,000	General Motors Financial Co., Inc., 3.200%, 7/6/21	$143,386

	Banks — 16.3%
200,000	Associated Banc-Corp., 2.750%, 11/15/19	200,679
750,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	767,250
375,000	Bank of America Corp., Series K, 8.000%,(a)(b)	376,275
300,000	Barclays PLC, 4.337%, 1/10/28	310,489
235,000	Citigroup, Inc., 2.650%, 10/26/20	235,787
400,000	Citigroup, Inc., 4.400%, 6/10/25	422,214
250,000	Citizens Bank NA, BKNT, 2.272%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(c)	251,113
300,000	HSBC Holdings PLC, 3.262%, 3/13/23(b)	304,176
275,000	JPMorgan Chase & Co., 3.875%, 9/10/24	286,859
370,000	JPMorgan Chase & Co., Series 1, 7.900%,(a)(b)	374,625
225,000	KeyCorp, MTN, 5.100%, 3/24/21	242,477
200,000	Lloyds Banking Group PLC, 2.907%, 11/7/23(b)	198,286
130,000	National City Corp., 6.875%, 5/15/19	137,830
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	166,673
185,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 7/12/27	184,591
150,000	US Bancorp, MTN, 2.950%, 7/15/22	152,023

		4,611,347

	Capital Goods — 5.9%
214,000	Carlisle Cos., Inc., 3.500%, 12/1/24	215,691
177,000	General Electric Co., Series D, 5.000%,(a)(b)	182,416
135,000	H&E Equipment Services, Inc., 5.625%, 9/1/25(d)	141,075
228,000	Keysight Technologies, Inc., 4.600%, 4/6/27	239,969
110,000	Meritor, Inc., 6.250%, 2/15/24	115,775
128,000	RBS Global, Inc. / Rexnord, LLC, 4.875%, 12/15/25(d)	129,280
300,000	SBA Tower Trust, 2.898%, 10/8/19(d)	300,721
345,000	Textron, Inc., 3.650%, 3/1/21	354,987

		1,679,914

	Commercial & Professional Services — 1.1%
170,000	IHS Markit, Ltd., 4.000%, 3/1/26(d)	169,788
135,000	Waste Management, Inc., 4.600%, 3/1/21	143,359

		313,147

	Consumer Durables & Apparel — 1.7%
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	238,770
220,000	NVR, Inc., 3.950%, 9/15/22	229,662

		468,432

	Consumer Services — 0.9%
55,000	Royal Caribbean Cruises, Ltd., 2.650%, 11/28/20	54,959
70,000	Service Corp. International, 4.625%, 12/15/27	71,023
136,000	United Rentals North America, Inc., 4.625%, 7/15/23	140,606

		266,588

	Diversified Financials — 11.7%
249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	258,379

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Diversified Financials — (continued)
$190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(d)	$182,771
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(d)	229,272
250,000	Credit Suisse Group AG, 4.282%, 1/9/28(d)	260,650
200,000	Export-Import Bank of Korea, 2.500%, 11/1/20	197,858
270,000	Goldman Sachs Group, Inc. (The), 2.523%, (LIBOR USD 3-Month plus 1.16%), 4/23/20(c)	274,160
315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	325,405
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	395,059
60,000	Jefferies Group, LLC / Jefferies Group Capital Finance, Inc., 4.850%, 1/15/27	63,788
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(d)	219,846
157,000	Morgan Stanley, GMTN, 5.500%, 7/24/20	168,332
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(d)	226,252
190,000	ORIX Corp., 2.900%, 7/18/22	189,335
295,000	TD Ameritrade Holding Corp., 3.300%, 4/1/27	297,681

		3,288,788

	Energy — 7.1%
146,000	Andeavor, 5.375%, 10/1/22	150,745
151,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	156,194
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24	189,709
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	224,352
142,000	Energy Transfer Partners L.P., Series A, 6.250%,(a)(b)	137,918
89,000	Hess Corp., 7.875%, 10/1/29	110,958
147,000	HollyFrontier Corp., 5.875%, 4/1/26	163,558
213,000	MPLX L.P., 4.125%, 3/1/27	218,163
214,000	ONEOK, Inc., 7.500%, 9/1/23	254,675
137,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	151,112
243,000	Western Gas Partners LP, 4.000%, 7/1/22	247,903

		2,005,287

	Food, Beverage & Tobacco — 1.2%
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(d)	190,087
145,000	Post Holdings, Inc., 5.625%, 1/15/28(d)	145,769

		335,856

	Health Care Equipment & Services — 1.5%
190,000	Boston Scientific Corp., 3.375%, 5/15/22	192,939
217,000	Magellan Health, Inc., 4.400%, 9/22/24	218,412

		411,351

	Insurance — 15.3%
255,000	Alleghany Corp., 4.950%, 6/27/22	275,567
269,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	278,737
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	276,498
220,000	Athene Global Funding, 2.750%, 4/20/20(d)	220,111
280,000	CBRE Services, Inc., 5.250%, 3/15/25	307,977
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	315,732
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(d)	258,164
660,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	681,996

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$ 224,000	Nuveen Finance, LLC, 2.950%, 11/1/19(d)	$226,142
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(d)	215,286
165,000	Oil Insurance, Ltd., 4.677%,(a)(b)(d)	158,606
145,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	148,951
167,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	164,322
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(d)	225,620
270,000	Symetra Financial Corp., 4.250%, 7/15/24	274,134
295,000	XLIT, Ltd., 4.450%, 3/31/25	301,727

		4,329,570

	Materials — 5.9%
200,000	Anglo American Capital PLC, 4.125%, 9/27/22(d)	206,733
140,000	FMC Corp., 3.950%, 2/1/22	141,758
246,000	Glencore Funding, LLC, 4.125%, 5/30/23(d)	254,487
230,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	226,718
210,000	Masco Corp., 4.375%, 4/1/26	221,655
165,000	NOVA Chemicals Corp., 4.875%, 6/1/24(d)	164,588
71,000	Platform Specialty Products Corp., 5.875%, 12/1/25(d)	70,468
217,000	Sherwin-Williams Co. (The), 3.450%, 6/1/27	220,471
155,000	Westlake Chemical Corp., 4.875%, 5/15/23	159,650

		1,666,528

	Media — 3.4%
377,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(d)	371,345
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	143,724
218,000	Discovery Communications, LLC, 3.950%, 3/20/28	216,835
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(d)	241,130

		973,034

	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
295,000	Quintiles IMS Inc., 4.875%, 5/15/23(d)	303,850

	Real Estate — 8.7%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	203,881
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	318,086
80,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	80,688
204,000	DDR Corp., REIT, 4.625%, 7/15/22	215,084
186,000	Healthcare Realty Trust, Inc., REIT, 3.625%, 1/15/28	184,021
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	237,179
79,000	Hudson Pacific Properties L.P., REIT, 3.950%, 11/1/27	78,597
70,000	Iron Mountain, Inc., REIT, 5.250%, 3/15/28(d)	69,650
18,000	iStar, Inc., REIT, 4.625%, 9/15/20	18,270
141,000	iStar, Inc., REIT, 5.250%, 9/15/22	141,881
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	245,480
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	212,119
189,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	192,302
90,000	Realty Income Corp., REIT, 4.650%, 8/1/23	96,866
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(d)	107,617

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$ 63,000	VEREIT Operating Partnership L.P., REIT, 3.950%, 8/15/27	$62,280

		2,464,001

	Retailing — 2.4%
155,000	Dollar Tree, Inc., 5.750%, 3/1/23	162,363
145,000	Expedia, Inc., 3.800%, 2/15/28(d)	140,114
220,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	222,267
150,000	Tapestry, Inc., 3.000%, 7/15/22	149,470

		674,214

	Semiconductors & Semiconductor Equipment — 2.3%
158,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27(d)	155,479
100,000	Entegris, Inc., 4.625%, 2/10/26(d)	101,500
175,000	Intel Corp., 1.763%, (LIBOR USD 3-Month plus 0.35%), 5/11/22(c)	175,906
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(d)	204,000

		636,885

	Software & Services — 0.8%
225,000	VMware, Inc., 2.950%, 8/21/22	224,371

	Technology Hardware & Equipment — 0.6%
157,000	Dell International, LLC/EMC Corp., 6.020%, 6/15/26(d)	173,111

	Telecommunication Services — 5.8%
230,000	AT&T, Inc., 3.000%, 6/30/22	230,409
294,000	AT&T, Inc., 3.400%, 8/14/24	295,509
141,000	CommScope Technologies, LLC, 5.000%, 3/15/27(d)	141,000
300,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(d)	316,243
192,188	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(d)	193,389
277,000	Verizon Communications, Inc., 5.150%, 9/15/23	308,202
144,000	West Corp., 8.500%, 10/15/25(d)	142,200

		1,626,952

	Transportation — 1.5%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(d)	269,892
146,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	146,137

		416,029

	Utilities — 2.4%
200,000	Dominion Energy, Inc., 5.200%, 8/15/19	208,786
220,000	Dominion Energy, Inc., 2.579%, 7/1/20	220,092
235,000	Southern Co. (The), 2.750%, 6/15/20	236,488

		665,366

	Total Corporate Bonds (Cost $27,377,249)	27,678,007

Continued

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 1.1%

321,178	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(e)	$321,178

	Total Money Market Fund (Cost $321,178)	321,178

Total Investments — 99.2% (Cost $27,698,427)		27,999,185
Net Other Assets (Liabilities) — 0.8%		215,690

NET ASSETS — 100.0%		$28,214,875

(a)	Security is perpetual in nature and has no stated maturity date.
(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(c)

The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.

(d)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(e)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 24.3%

$ 565,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.902%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$559,090
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	395,927
663,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.710%, 8/18/22	662,422
172,135	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.892%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	171,950
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	503,714
300,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	299,998
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.952%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	303,161
139,108	Bear Stearns Asset Backed Securities I Trust, Series 2004-HE11, Class M2, 3.127%, (LIBOR USD 1-Month plus 1.58%), 12/25/34(a)	142,564
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	601,620
119,964	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.243%, 6/25/37	122,654
420,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	418,653
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.992%, (LIBOR USD 1-Month plus 0.44%), 1/25/36(a)	636,671
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,000
397,104	GSAMP Trust, Series 2006-SEA1, Class M1, 2.052%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	391,895
441,198	Home Equity Asset Trust, Series 2005-7, Class M1, 2.002%, (LIBOR USD 1-Month plus 0.45%), 1/25/36(a)	442,754
182,388	Home Equity Asset Trust, Series 2005-8, Class M1, 1.982%, (LIBOR USD 1-Month plus 0.43%), 2/25/36(a)	182,908
484,673	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.257%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	485,184
157,193	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.752%, (LIBOR USD 1-Month plus 0.20%), 1/25/36(a)	156,620
254,520	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 2.257%, (LIBOR USD 1-Month plus 0.71%), 8/25/35(a)	255,491
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 2.062%, (LIBOR USD 1-Month plus 0.51%), 9/25/35(a)	496,255
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 2.242%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	451,237
323,897	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 2.032%, (LIBOR USD 1-Month plus 0.48%), 8/25/35(a)	322,683

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$ 320,000	RAMP Trust, Series 2005-RZ4, Class M2, 2.052%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	$ 318,828
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.452%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	218,040
219,685	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.872%, (LIBOR USD 1-Month plus 0.32%), 10/25/35(a)	219,605
185,710	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	196,301
430,849	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	434,984

	Total Asset Backed Securities (Cost $9,024,016)	9,406,209

COLLATERALIZED MORTGAGE OBLIGATIONS — 26.2%

119,356	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	125,409
268,179	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.731%, (LIBOR USD 1-Month plus 0.23%), 4/20/35(a)	267,009
74,205	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	75,083
87,040	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	88,524
64,910	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	65,651
143,542	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	147,775
79,472	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	81,561
20,929	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	20,897
162,783	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	173,907
1,886	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	1,896
29,998	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	33,058
501,000	Fannie Mae, Series 2005-110, Class GL, 5.500%, 12/25/35	561,464
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	198,280
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	421,947
531,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	528,415
160,807	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	163,195
30,930	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	31,582
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	170,832
339,214	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	346,835

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$180,000	Freddie Mac, Series 4230, Class VB, 2.500%, 12/15/31	$ 177,582
852,822	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	904,364
219,437	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	241,364
125,285	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	135,957
466,271	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	497,873
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	566,731
665,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	713,467
97,753	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	101,877
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	220,252
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	411,420
500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	511,040
425,730	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	434,722
86,835	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	87,266
575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	593,149
263,441	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	268,211
63,928	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	63,420
29,689	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	29,735
19,136	PHHMC Trust, Series 2007-6, Class A1, 5.897%, 12/18/37(c)	19,668
90,338	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	92,042
71,089	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.918%, 7/25/35(c)	71,708
111,615	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	111,850
292,099	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.538%, 6/25/34(c)	293,931
15,836	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	16,130
95,532	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	95,804

	Total Collateralized Mortgage Obligations (Cost $10,091,257)	10,162,883

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.2%

500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	516,160
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	323,414
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	186,369

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$250,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	$ 257,922
49,053	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.077%, 12/10/49(c)	48,987
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	520,070
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.698%, 11/10/46(b)(c)	214,262
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(c)	522,830
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	497,237
498,808	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.880%, 7/25/27(c)	495,698
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	182,692
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	311,222
370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	392,102
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	513,686
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	69,685
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	523,851
3,461	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.448%, 2/12/51(c)	3,470
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	105,635
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	523,040
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(b)(c)	801,660
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	315,736
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	420,578
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(b)(c)	104,976
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	552,798
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	173,152

	Total Commercial Mortgage-Backed Securities (Cost $8,682,749)	8,577,232

Continued

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 0.8%

	Telecommunication Services — 0.8%
$ 323,438	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	$ 325,459

	Total Corporate Bonds (Cost $323,433)	325,459

MORTGAGE-BACKED SECURITIES — 25.2%
	Fannie Mae — 14.7%
244,710	4.000%, 6/1/34, Pool #MA1922	258,293
159,586	4.000%, 9/1/34, Pool #MA2019	168,449
167,519	5.500%, 6/1/38, Pool #984277	185,501
97,723	5.500%, 8/1/38, Pool #995072	108,176
127,906	4.500%, 9/1/39, Pool #AC1830	136,645
142,544	4.500%, 10/1/40, Pool #AE4855	152,807
199,620	3.500%, 2/1/41, Pool #AH5646	206,756
368,088	4.000%, 3/1/41, Pool #AH4008	386,637
96,505	4.500%, 6/1/41, Pool #AC9298	103,446
262,187	5.000%, 7/1/41, Pool #AI5595	283,160
331,993	4.000%, 9/1/41, Pool #AJ1717	348,693
308,815	3.500%, 6/1/42, Pool #AB5373	318,840
455,983	3.500%, 6/1/43, Pool #AT3868	470,041
267,092	4.000%, 4/1/44, Pool #AW2882	279,667
138,700	4.500%, 10/1/44, Pool #MA2066	147,827
467,070	4.000%, 12/1/44, Pool #MA2127	488,911
420,297	4.500%, 1/1/45, Pool #MA2158	447,827
433,471	3.500%, 3/1/45, Pool #AS4552	447,309
340,685	4.500%, 7/1/46, Pool #AS7568	362,748
382,910	4.000%, 11/1/46, Pool #MA2808	400,630

		5,702,363

	Freddie Mac — 10.4%
525,201	3.500%, 5/1/32, Pool #C91458	546,613
413,220	3.500%, 7/1/32, Pool #C91467	430,069
156,225	4.000%, 11/1/32, Pool #G30616	165,146
321,098	3.500%, 6/1/36, Pool #C91875	333,598
66,370	5.500%, 10/1/39, Pool #A89387	72,684
129,715	5.000%, 4/1/40, Pool #A91812	141,336
199,359	5.500%, 4/1/40, Pool #C03467	220,129
105,969	5.000%, 8/1/40, Pool #C03491	115,333
193,870	4.000%, 11/1/40, Pool #A94742	204,995
223,574	4.000%, 12/1/40, Pool #A95447	236,405
153,573	3.500%, 3/1/42, Pool #G08479	158,484

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac — (continued)
$353,733	3.500%, 4/1/42, Pool #C03858	$ 364,928
470,002	3.500%, 8/1/42, Pool #Q10324	485,034
536,631	4.000%, 4/1/46, Pool #Q40048	561,187

		4,035,941

	Ginnie Mae — 0.1%
23,165	4.000%, 12/20/40, Pool #755678	24,335

	Total Mortgage-Backed Securities (Cost $9,767,134)	9,762,639

Shares

MONEY MARKET FUND — 1.2%

455,638	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(d)	455,638

	Total Money Market Fund (Cost $455,638)	455,638

Total Investments — 99.9% (Cost $38,344,227)		38,690,060
Net Other Assets (Liabilities) — 0.1%		30,927

NET ASSETS — 100.0%.		$38,720,987

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.
(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2017. The maturity date reflected is the final maturity date.
(d)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.7%
	Kentucky — 97.7%
$250,000	Campbell & Kenton Counties Sanitation District No. 1, Refunding Revenue, Callable 8/1/26 @ 100, 4.000%, 8/1/31	$273,530
440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	520,907
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	337,866
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	467,544
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	356,622
250,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	277,015
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	331,887
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	294,615
250,000	Kenton County, KY, Refunding Revenue, G.O., Series A, Callable 8/1/25 @100, 5.000%, 4/1/27	309,437
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	593,242
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	446,668
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	406,748
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	520,145
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	302,083
280,000	Kentucky State Property & Building Commission, Refunding Revenue, Callable 8/01/25 @ 100, 5.000%, 8/1/31	321,790
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	458,851
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	485,645
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	420,124

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	$ 427,432
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	301,705
300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	334,959
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	301,205
275,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	288,085
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	280,570
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	558,305
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	465,202
125,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Unrefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	135,200
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	391,261
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	364,344
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	268,368
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	226,392
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	328,938

	Total Municipal Bonds (Cost $11,435,339)	11,796,685

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.4%

285,164	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	$285,164

	Total Money Market Fund (Cost $285,164)	285,164

Total Investments — 100.1% (Cost $11,720,503)		12,081,849
Net Other Assets (Liabilities) — (0.1)%		(11,740)

NET ASSETS — 100.0%		$12,070,109

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.6%

	District of Columbia — 1.6%
$290,000	Washington Metropolitan Area Transit Authority, Series A-1, Advance Refunding Revenue Bonds, 5.000%, 7/1/26	$ 353,855

	Maryland — 97.0%
500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	566,840
510,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	535,480
910,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	1,019,746
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22	572,165
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,031,724
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	307,245
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	296,015
500,000	Howard County, MD, Metropolitan District, Series E, Advance Refunding G.O., Callable 2/15/28 @ 100, 5.000%, 2/15/31	623,265
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	148,740
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	153,577
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	263,410
60,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 11/6/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	60,174
675,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	728,393
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	463,974
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System, Advance Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/28	299,728
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,102,950

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Maryland — (continued)
$500,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	$ 520,555
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	566,010
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,140,810
470,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Current Refunding Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	557,838
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	591,104
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,139,500
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	448,044
660,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	765,448
500,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	524,855
500,000	Montgomery County, MD, Crossover Refunding, G.O., Series D, 4.000%, 11/1/27	586,860
500,000	Montgomery County, MD, Crossover Refunding, G.O., Series D, Callable 11/1/27 @ 100, 4.000%, 11/1/29	573,425
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	539,065
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	802,710
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	981,207
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,135,480
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,119,060
500,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	533,890
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	791,938

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	$ 598,470

		22,089,695

	Total Municipal Bonds (Cost $21,696,865)	22,443,550

Shares		Fair Value
MONEY MARKET FUND — 0.3%
76,549	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	$ 76,549

	Total Money Market Fund (Cost $76,549)	76,549

Total Investments — 98.9% (Cost $21,773,414)		22,520,099
Net Other Assets (Liabilities) — 1.1%		255,082

NET ASSETS — 100.0%.		$22,775,181

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.5%
	North Carolina — 98.5%
$2,685,000	Appalachian State University, Advance Refunding Revenue, Series A, Callable 10/1/27 @ 100, 4.000%, 10/1/30	$3,009,106
2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	2,607,915
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,664,403
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,128,750
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,121,100
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,169,160
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,171,790
1,730,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/27	2,089,788
1,475,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,771,608
1,000,000	Cabarrus County, NC Installment Financing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,208,360
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,790,066
1,000,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Revenue, Callable 6/1/27 @ 100, 4.000%, 6/1/34	1,102,140
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,231,574
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,381,893
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,640,525
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,707,258
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,041,630
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,060,570
1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	1,179,860
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,078,480

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	$1,080,520
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,500,649
1,280,000	City of Asheville, NC, Refunding Revenue, Callable 10/1/27 @ 100, 5.000%, 10/1/28	1,591,488
740,000	City of Asheville, NC, Refunding Revenue, Callable 10/1/27 @ 100, 4.000%, 10/1/29	840,248
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,119,680
1,110,000	Dare County, NC, Utilities Systems, Advance Refunding Revenue Bonds, Callable 2/1/27 @ 100, 4.000%, 2/1/33	1,224,530
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,500,705
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,095,340
1,000,000	Durham, NC, Refunding, G.O., 4.000%, 9/1/25	1,150,580
1,225,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,488,473
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,942,255
1,955,000	Greensboro, NC, Combined Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/27 @ 100, 4.000%, 6/1/30	2,218,827
4,000,000	Guilford County, NC, Advance Refunding, G.O., 4.000%, 3/1/26	4,625,640
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,046,683
2,075,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	2,568,829
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,182,872
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,663,618
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,202,140
1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	1,418,154
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,180,405
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	1,974,295
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,110,329

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	$1,415,021
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,058,060
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,110,963
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,176,530
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,422,024
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,423,912
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,140,070
1,045,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, (Housing and Urban Development, Section 8), 5.000%, 10/1/25	1,191,164
1,750,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue, Callable 10/1/27 @ 100 (Housing and Urban Development, Section 8), 5.000%, 10/1/34	1,960,455
1,350,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,440,153
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,042,215
4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	4,947,320
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,620,700
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	947,254
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,257,703

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	$3,257,341
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,663,446
635,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/30	716,496
650,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/31	731,575
1,000,000	North Carolina Medical Care Commission, United Methodist Retirement Homes, Refunding Revenue, Callable 10/1/23 @ 103, 5.000%, 10/1/37	1,113,100
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,144,792
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,337,020
2,950,000	North Carolina State, Advance Refunding Revenue Bonds, Series B, Callable 5/1/27 @ 100, 5.000%, 5/1/30	3,601,301
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,874,870
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,229,730
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,494,163
1,200,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,447,824
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,516,808
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,877,178
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,049,990
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,369,623
1,015,000	Pender County, NC, School Improvements, G.O., Callable 3/1/26 @100, 5.000%, 3/1/27	1,235,529
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,270,632
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,569,291

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	$2,317,853
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,729,125
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,859,979
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,381,722
870,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,046,940
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,085,870
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,494,186
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,172,540
1,150,000	University of North Carolina at Greensboro, Advance Refunding Revenue, Callable 4/1/28 @ 100, 4.000%, 4/1/33	1,269,968
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,520,469
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	2,005,168
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,518,225
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,360,744
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,603,310
2,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	3,655,222
2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	2,386,163
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,112,180

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,135,000	Wayne County, NC, School Improvements Revenue, Callable 6/1/27 @ 100, 4.000%, 6/1/29	$1,281,029
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,103,010
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,168,510
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,388,983
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,226,750
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,174,390

	Total Municipal Bonds (Cost $174,020,410)	180,398,825

Shares
MONEY MARKET FUND — 0.9%
1,621,464	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	1,621,464

	Total Money Market Fund (Cost $ 1,621,464)	1,621,464

Total Investments — 99.4% (Cost $175,641,874)		182,020,289
Net Other Assets (Liabilities) — 0.6%		1,085,163

NET ASSETS — 100.0%		$183,105,452

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.9%
	South Carolina — 97.9%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,092,069
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,799,002
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,376,211
2,180,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 4.000%, 3/1/30	2,457,623
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,102,200
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,129,430
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,183,880
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,203,640
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,269,431
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,115,470
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,148,730
1,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	1,678,665
1,000,000	Charleston Public Facilities Corp., Charleston City Project Series, Parking Facilities Improvement Revenue, Callable 9/1/27 @ 100, 5.000%, 9/1/29	1,233,650
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,542,437
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,420,693
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,158,070
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,225,530
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,244,786
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,222,633
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,164,570
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,259,962

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	$1,997,974
1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	1,527,053
1,000,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/24	1,182,600
1,640,000	Georgetown County, SC, Advance Refunding Revenue, G.O., Callable 3/1/28 @ 100, 4.000%, 3/1/31	1,854,774
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,143,170
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,118,370
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,616,722
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,121,900
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,346,206
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,157,390
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,680,168
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,334,783
500,000	Lexington County Health Services District, Inc., Lexmed Obligated Group, Refunding Revenue, Callable 11/1/27 @ 100, 5.000%, 11/1/29	592,500
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	875,707
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,099,480
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,029,065
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,181,030
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,698,170
1,115,000	Oconee County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,320,740
1,485,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27, 5.000%, 12/1/29	1,756,131
1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,861,706

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	$1,069,660
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,045,920
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,156,034
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,114,210
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,115,360
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,190,040
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,765,785
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,231,816
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	871,512
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	531,180
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	998,223
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,137,380
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,665,075
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	682,051
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	521,425
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	508,635

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	$ 1,205,764
500,000	South Carolina Public Service Authority Obligations, Santee Cooper, Refunding Revenue, Series B, 5.000%, 12/1/18	515,865
1,490,000	South Carolina Public Service Authority, Advance Refunding Revenue Bonds, series A, Callable 6/1/25 @ 100, 5.000%, 12/1/26	1,748,247
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,663,074
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,454,725
1,500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series A, Callable 10/1/25 @ 100, 4.000%, 10/1/30	1,666,410
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	606,528
1,360,000	State of South Carolina, College Improvements, G.O., Series A (State Aid Withholding), 5.000%, 4/1/27	1,702,761

	Total Municipal Bonds (Cost $83,535,259)	85,692,001

Shares
MONEY MARKET FUND — 1.7%
1,471,522	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	1,471,522

	Total Money Market Fund (Cost $1,471,522)	1,471,522

Total Investments — 99.6% (Cost $85,006,781)		87,163,523
Net Other Assets (Liabilities) — 0.4%		378,879

NET ASSETS — 100.0%		$87,542,402

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.7%
	District of Columbia — 3.0%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,261,210
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	661,619
755,000	Washington Metropolitan Area Transit Authority, Transit Improvements, Series B, Revenue Bonds, Callable 7/1/27 @ 100, 5.000%, 7/1/32	912,229

		2,835,058

	Virginia — 95.7%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,545,610
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,961,353
2,000,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	2,157,700
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,693,678
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,112,250
1,500,000	Arlington, VA, Public Improvements, G.O., Callable 8/15/27 @ 100, 5.000%, 8/15/30	1,871,055
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,260,781
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,195,862
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,151,447
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,266,152
1,450,000	Fairfax County Economic Development Authority, Goodwin House Inc., Advance Refunding Revenue, Series A, Callable 10/1/24 @ 102, 5.000%, 10/1/36	1,629,597
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,525,987
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.000%, 6/1/22	2,830,925

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$530,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.250%, 8/15/19	$ 551,333
1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	1,156,440
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	935,624
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,893,341
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,201,730
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,196,290
1,365,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,508,639
1,000,000	Lynchburg Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 1/1/26	1,189,180
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,579,079
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,728,755
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,522,550
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,118,500
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,128,040
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,140,380
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,144,870
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,650,879
1,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	1,215,380
250,000	Orange County Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 11/1/25	300,873

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)

$1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	$1,276,812
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.000%, 2/1/27	1,954,813
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,512,501
1,520,000	Powhatan County Economic Development Authority, School Improvements, Callable 10/15/26 @100, 5.000%, 10/15/27	1,847,347
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,283,975
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,505,740
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,357,540
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,529,087
1,030,000	Roanoke, VA, Public Improvements, Advance Refunding G.O., (State Aid Withholding), 4.000%, 4/1/26	1,190,062
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	948,614
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,064,340
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,709,668
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,381,491
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,522,538
1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	1,286,727
2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	2,815,250
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Intercept), 4.000%, 9/1/25	1,951,040
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	1,957,324
2,000,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Anticipation Advance Refunding Revenue, Callable 9/15/27 @ 100, 5.000%, 9/15/31	2,447,540

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)

$1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	$ 2,112,015
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,616,955
1,000,000	Virginia Public Building Authority, Advance Refunding Revenue, Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/28	1,237,680
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,224,440
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,836,650
1,000,000	Virginia Resources Authority, Infrastructure Pooled Financing Program, Advance Refunding Revenue, Callable 11/1/27 @ 100, 5.000%, 11/1/32	1,230,320
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,850,725
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	785,680
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,062,545

		90,863,699

	Total Municipal Bonds (Cost $90,848,249)	93,698,757

Shares
MONEY MARKET FUND — 0.7%

631,424	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	631,424

	Total Money Market Fund (Cost $631,424)	631,424

Total Investments — 99.4% (Cost $91,479,673)		94,330,181
Net Other Assets (Liabilities) — 0.6%		603,647

NET ASSETS — 100.0%		$94,933,828

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.4%

$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,152,686
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,165,474
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,638,555
655,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 11/6/17 @100, 5.000%, 3/1/22	656,762
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,283,602
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @100, (BAM), 4.500%, 3/1/36	1,204,210
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,101,832
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,639,043
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,123,243
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,524,510
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,709,900
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,656,070
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,127,300
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	747,299
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,067,522
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,034,472
2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	2,348,580

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	$1,061,580
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,067,280
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,299,238
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,249,358
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,770,949
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,406,008
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,525,973
1,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,035,874
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,058,140
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	595,965
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,506,084
1,675,000	School Building Authority of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,987,237
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,470,520
1,295,000	Wayne County, WV, Board of Education, Public School Improvements, G.O., Callable 6/1/24 @ 100, (West Virginia Board Commission), 4.000%, 6/1/25	1,454,246
2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,224,980
1,200,000	West Virginia Commissioner Of Highways, Surface Transportation Improvements, Highway Improvements Revenue, Series A, 5.000%, 9/1/27	1,485,072
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,382,200
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,151,116

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
December 31, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,185,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, 5.000%, 7/1/27	$1,454,232
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/28	1,390,992
1,050,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/37	1,239,504
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,208,347
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,913,228
1,000,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/29	1,206,380
1,500,000	West Virginia Higher Education Policy Commission, Community & Technological Colleges Capital, Advance Refunding Revenue, Series A, Callable 7/1/27 @ 100, 5.000%, 7/1/38	1,761,165
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,070,050
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,077,309
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,262,800
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	604,924
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	729,527
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,080,058
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,161,240
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,926,122

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

$1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	$ 1,629,615
1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	1,931,108
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,698,621
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	609,305
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,188,440
2,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	2,487,879
1,295,000	Wood County, WV, Board Of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/26	1,474,150
1,550,000	Wood County, WV, Board of Education, Public School Improvements, G.O., Callable 6/1/27 @ 100, (West Virginia Board Commission), 3.000%, 6/1/29	1,583,217

	Total Municipal Bonds (Cost $84,896,975)	87,601,093

Shares
MONEY MARKET FUND — 2.1%

1,882,114	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	1,882,114

	Total Money Market Fund (Cost $1,882,114)	1,882,114

Total Investments — 99.5% (Cost $86,779,089)		89,483,207
Net Other Assets (Liabilities) — 0.5%		428,656

NET ASSETS — 100.0%		$89,911,863

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 36.4%
69,210	First Trust DJ Global Select Dividend Index Fund	$1,822,991
45,976	Global SuperDividend U.S. ETF	1,176,986
117,504	Global X MLP ETF	1,158,589
238,957	Madison Covered Call & Equity Income Fund	2,186,456
25,276	SPDR S&P Global Dividend ETF	1,790,805
13,099	Vanguard High Dividend Yield ETF	1,121,667

	Total Equity Funds (Cost $8,644,185)	9,257,494

FIXED INCOME FUNDS — 61.2%
193,574	Ashmore Emerging Markets Short Duration Fund	1,968,646
82,297	DoubleLine Total Return Bond Fund	874,822
106,513	Guggenheim Floating Rate Strategies Fund	2,770,403
7,377	iShares 20+ Year Treasury Bond ETF	935,846
90,385	Principal Preferred Securities Fund	939,104
261,566	Stone Ridge High Yield Reinsurance Risk Premium Fund	2,435,183
163,761	VanEck Vectors Fallen Angel High Yield Bond ETF	4,904,642
22,910	VanEck Vectors High-Yield Municipal Index ETF	714,792

	Total Fixed Income Funds (Cost $15,259,819)	15,543,438

Shares		Fair Value
MONEY MARKET FUND — 2.2%
553,658	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(a)	$553,658

	Total Money Market Fund (Cost $553,658)	553,658

Total Investments — 99.8% (Cost $24,457,662)		25,354,590
Net Other Assets (Liabilities) — 0.2%		39,692

NET ASSETS — 100.0%		$25,394,282

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 65.0%
715,428	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,384,811
210,234	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,276,155
323,171	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,160,613
171,383	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,284,580

	Total Equity Funds (Cost $17,102,699)	20,106,159

FIXED INCOME FUND — 32.7%
957,248	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,137,257

	Total Fixed Income Fund (Cost $9,924,706)	10,137,257

MONEY MARKET FUND — 2.3%
698,091	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	698,091

	Total Money Market Fund (Cost $698,091)	698,091

Total Investments — 100.0% (Cost $27,725,496)		30,941,507
Net Other Assets (Liabilities) — (0.0)%		9,276

NET ASSETS — 100.0%		$30,950,783

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
December 31, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 81.0%
698,268	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$8,183,701
212,079	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,313,686
310,131	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,033,080
171,226	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,280,644

	Total Equity Funds (Cost $16,771,431)	19,811,111

FIXED INCOME FUND — 16.6%
382,776	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	4,053,594

	Total Fixed Income Fund (Cost $4,087,991)	4,053,594

MONEY MARKET FUND — 2.4%
587,767	Federated Treasury Obligations Fund, Institutional Shares, 1.13%(c)	587,767

	Total Money Market Fund (Cost $587,767)	587,767

Total Investments — 100.0% (Cost $21,447,189)		24,452,472
Net Other Assets (Liabilities) — 0.0%		3,714

NET ASSETS — 100.0%		$24,456,186

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds
Notes to Schedules of Investments
December 31, 2017 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital Strategic Allocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than theTax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers. Sterling Capital Long/Short Equity Fund was liquidated on January 26, 2018.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
December 31, 2017 (Unaudited)

or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2017, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2017 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$320,561,146(a	)	$—		$—	$320,561,146
Sterling Capital Mid Value Fund	763,060,587(a	)	—		—	763,060,587
Sterling Capital Behavioral Small Cap Value Equity Fund	226,114,007(a	)	—		—	226,114,007
Sterling Capital Special Opportunities Fund	1,171,534,356(a	)	—		—	1,171,534,356
Sterling Capital Equity Income Fund	1,611,017,333(a	)	—		—	1,611,017,333
Sterling Capital Long/Short Equity Fund	33,439,138(a	)	—		—	33,439,138
Sterling Capital Behavioral International Equity Fund	891,165(a	)	82,545,823(a	)	—	83,436,988
Sterling Capital SMID Opportunities Fund	9,342,607(a	)	—		—	9,342,607
Sterling Capital Stratton Mid Cap Value Fund	69,032,754(a	)	—		—	69,032,754
Sterling Capital Stratton Real Estate Fund	97,424,935(a	)	—		—	97,424,935
Sterling Capital Stratton Small Cap Value Fund	1,181,894,871(a	)	—		—	1,181,894,871
Sterling Capital Ultra Short Bond Fund	1,277,778(b	)	37,464,714(a	)	—	38,742,492
Sterling Capital Short Duration Bond Fund	583,328(b	)	72,003,952(a	)	—	72,587,280
Sterling Capital Intermediate U.S. Government Fund	235,664(b	)	20,026,189(a	)	—	20,261,853
Sterling Capital Total Return Bond Fund	24,574,675(b	)	1,113,368,384(a	)	—	1,137,943,059
Sterling Capital Corporate Fund	321,178(b	)	27,678,007(a	)	—	27,999,185
Sterling Capital Securitized Opportunities Fund	455,638(b	)	38,234,422(a	)	—	38,690,060
Sterling Capital Kentucky Intermediate Tax-Free Fund	285,164(b	)	11,796,685(a	)	—	12,081,849
Sterling Capital Maryland Intermediate Tax-Free Fund	76,549(b	)	22,443,550(a	)	—	22,520,099
Sterling Capital North Carolina Intermediate Tax-Free Fund	1,621,464(b	)	180,398,825(a	)	—	182,020,289
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,471,522(b	)	85,692,001(a	)	—	87,163,523
Sterling Capital Virginia Intermediate Tax-Free Fund	631,424(b	)	93,698,757(a	)	—	94,330,181
Sterling Capital West Virginia Intermediate Tax-Free Fund	1,882,114(b	)	87,601,093(a	)	—	89,483,207
Sterling Capital Diversified Income Fund	23,354,590(a	)	—		—	23,354,590
Sterling Capital Strategic Allocation Balanced Fund	30,941,507(a	)	—		—	30,941,507
Sterling Capital Strategic Allocation Growth Fund	24,452,472(a	)	—		—	24,452,472

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
December 31, 2017 (Unaudited)

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Investments Sold Short
Sterling Capital Long/Short Equity Fund	$7,058,953(a)	—	—	$7,058,953
Other Financial Instruments- Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	50,000	—	—	50,000
Sterling Capital Equity Income Fund (c)	449,960	—	—	449,960

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

During the period ended December 31, 2017, the Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 1 to Level 2 due to the application at December 31, 2017 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $58,000,646 or 70.35% of net assets as of September 30, 2017. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2017 for the remaining funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
December 31, 2017 (Unaudited)

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
December 31, 2017 (Unaudited)

short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2017 is as follows:

	Shares Held at September 30, 2017	Shares Purchased	Shares Sold	Shares Held at December 31, 2017	Value at December 31, 2017
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	758,440	6,285	49,297	715,428	$8,384,811
Sterling Capital Equity Income Fund, Institutional Shares	209,374	18,451	17,591	210,234	4,276,155
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,412	—	14,241	323,171	3,160,613
Sterling Capital Special Opportunities Fund, Institutional Shares	165,887	12,489	6,993	171,383	4,284,580
Sterling Capital Total Return Bond Fund, Institutional Shares	958,185	3,784	4,721	957,248	10,137,257

Total Affiliates	2,429,298	41,009	92,843	2,377,464	$30,243,416

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	742,596	6,134	50,462	698,268	$8,183,701
Sterling Capital Equity Income Fund, Institutional Shares	199,299	18,613	5,833	212,079	4,313,686
Sterling Capital Long/Short Equity Fund, Institutional Shares	313,902	—	3,771	310,131	3,033,080
Sterling Capital Special Opportunities Fund, Institutional Shares	158,748	12,478	—	171,226	4,280,644
Sterling Capital Total Return Bond Fund, Institutional Shares	370,972	11,804	—	382,776	4,053,594

Total Affiliates	1,785,517	49,029	60,066	1,774,480	$23,864,705

Sterling Capital Funds
Notes to Schedules of Investments — (continued)
December 31, 2017 (Unaudited)

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2017, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Long/Short Equity Fund	10,953,172	9,066,743	—	—
Sterling Capital Ultra Short Bond Fund	151,146	617,878	—	—
Sterling Capital Short Duration Bond Fund	1,389,086	5,670,250	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	245,182	195,626	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,012,447	4,236,420	—	—
Sterling Capital Securitized Opportunities Fund	1,364,379	295,776	—	—
Sterling Capital Diversified Income Fund	1,170,468	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	74,360	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,839,918	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Sterling Capital Funds

By (Signature and Title)  /s/ James T. Gillespie

                                                 James T. Gillespie, President

                                                 (principal executive officer)

Date    2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James T. Gillespie

                                                 James T. Gillespie, President

                                                 (principal executive officer)

Date    2/16/2018

By (Signature and Title)  /s/ Todd M. Miller

                                               Todd M. Miller, Treasurer

                                               (principal financial officer)

Date    2/16/2018